UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Address of principal executive offices)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2017
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 92.3%

             AUSTRALIA - 13.6%
     37,025  AGL Energy Ltd. ....................................  $    678,721
     32,599  Aristocrat Leisure Ltd. ............................       536,984
     79,637  BlueScope Steel Ltd. ...............................       685,266
     15,559  Challenger Ltd. ....................................       151,946
     41,665  Computershare Ltd. .................................       472,909
     49,603  Crown Resorts Ltd. .................................       440,056
      3,116  CSL Ltd. ...........................................       327,424
    125,374  Fortescue Metals Group Ltd. ........................       505,485
     12,533  LendLease Group ....................................       176,169
    138,490  Origin Energy Ltd. (b)..............................       812,564
    150,594  Qantas Airways Ltd. ................................       688,674
    212,250  South32 Ltd. .......................................       544,419
     41,904  Telstra Corp., Ltd. ................................       114,714
     31,933  Treasury Wine Estates Ltd. .........................       342,910
     10,848  Washington H Soul Pattinson & Co., Ltd. ............       135,551
                                                                   ------------
                                                                      6,613,792
                                                                   ------------

             BERMUDA - 10.7%
     95,807  Great Eagle Holdings Ltd. ..........................       504,080
     96,900  Hongkong Land Holdings Ltd. ........................       697,680
    214,926  Kerry Properties Ltd. ..............................       890,068
    693,040  Nine Dragons Paper Holdings Ltd. ...................     1,362,729
    163,761  NWS Holdings Ltd. ..................................       319,069
    111,577  Orient Overseas International Ltd. .................     1,047,695
    205,231  Shangri-La Asia Ltd. ...............................       380,427
                                                                   ------------
                                                                      5,201,748
                                                                   ------------

             CAYMAN ISLANDS - 8.2%
     54,773  ASM Pacific Technology Ltd. ........................       788,822
     44,369  CK Asset Holdings Ltd. .............................       367,205
     12,269  CK Hutchison Holdings Ltd. .........................       156,826
    203,756  Kingboard Chemical Holdings Ltd. ...................     1,078,564
    389,573  Lee & Man Paper Manufacturing Ltd. .................       498,711
    187,622  Shimao Property Holdings Ltd. ......................       406,871
    180,576  Sino Biopharmaceutical Ltd. ........................       190,941
    508,664  Xinyi Glass Holdings Ltd. ..........................       502,699
                                                                   ------------
                                                                      3,990,639
                                                                   ------------

             HONG KONG - 10.2%
    139,502  Hang Lung Group Ltd. ...............................       500,926
    171,850  Hang Lung Properties Ltd. ..........................       407,868
    132,556  Henderson Land Development Co., Ltd. ...............       878,152
     39,780  Hopewell Holdings Ltd. .............................       155,319
     43,266  I-CABLE Communications Ltd. (b).....................         1,440
    121,369  New World Development Co., Ltd. ....................       174,325
    635,907  Sun Art Retail Group Ltd. ..........................       590,190
     40,826  Sun Hung Kai Properties Ltd. .......................       663,221
     29,630  Swire Pacific Ltd., Class A ........................       287,515
     69,502  Wharf Holdings (The) Ltd. ..........................       619,251


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
     94,429  Wheelock & Co., Ltd. ...............................  $    664,252
                                                                   ------------
                                                                      4,942,459
                                                                   ------------

             LUXEMBOURG - 0.7%
     81,681  Samsonite International S.A. .......................       349,766
                                                                   ------------

             MAURITIUS - 0.9%
  1,621,900  Golden Agri-Resources Ltd. .........................       448,386
                                                                   ------------

             SINGAPORE - 5.8%
    114,700  CapitaLand Ltd. ....................................       302,721
     61,700  City Developments Ltd. .............................       515,361
     10,700  DBS Group Holdings Ltd. ............................       164,233
    299,500  Global Logistic Properties Ltd. ....................       728,630
    358,900  Hutchison Port Holdings Trust ......................       154,327
     41,300  Singapore Airlines Ltd. ............................       305,689
    111,600  Singapore Technologies Engineering Ltd. ............       283,021
     59,700  UOL Group Ltd. .....................................       357,377
                                                                   ------------
                                                                      2,811,359
                                                                   ------------

             SOUTH KOREA - 42.2%
      7,933  BGF retail Co., Ltd. ...............................       574,880
      4,053  E-MART, Inc. .......................................       737,810
     11,275  GS Holdings Corp. ..................................       645,776
      6,322  GS Retail Co., Ltd. ................................       190,706
     18,034  Hana Financial Group, Inc. .........................       745,545
     15,283  Hankook Tire Co., Ltd. .............................       803,280
     31,550  Hanwha Chemical Corp. ..............................       893,873
     27,580  Hanwha Life Insurance Co., Ltd. ....................       164,948
      1,229  Hyosung Corp. ......................................       156,126
     13,461  Hyundai Engineering & Construction Co., Ltd. .......       450,718
      1,133  Hyundai Glovis Co., Ltd. ...........................       146,404
      2,258  Hyundai Heavy Industries Co., Ltd. (b)..............       285,860
      3,463  Hyundai Mobis Co., Ltd. ............................       725,647
      4,231  Hyundai Motor Co. ..................................       555,957
     11,390  Hyundai Steel Co. ..................................       525,073
     27,309  Industrial Bank of Korea ...........................       343,344
     10,199  KB Financial Group, Inc. ...........................       499,554
     22,481  Kia Motors Corp. ...................................       621,228
     17,932  Korea Electric Power Corp. .........................       610,598
      3,706  Korea Gas Corp. (b).................................       136,223
        386  Korea Zinc Co., Ltd. ...............................       166,991
      1,709  KT&G Corp. .........................................       157,419
      4,746  LG Corp. ...........................................       333,983
     22,028  LG Display Co., Ltd. ...............................       587,554
      9,814  LG Electronics, Inc. ...............................       706,049
     58,247  LG Uplus Corp. .....................................       678,917
      2,248  Lotte Chemical Corp. ...............................       741,908
        766  Lotte Shopping Co., Ltd. (c)........................       164,857
     55,283  Mirae Asset Daewoo Co., Ltd. .......................       474,468


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        546  NCSoft Corp. .......................................  $    221,432
         78  Neoplux Co., Ltd. (b) (c)...........................             0
     66,369  NH Investment & Securities Co., Ltd. ...............       788,072
      1,145  POSCO ..............................................       316,903
      3,315  S-Oil Corp. ........................................       369,025
      7,191  Samsung Electro-Mechanics Co., Ltd. ................       640,400
        323  Samsung Electronics Co., Ltd. ......................       723,073
     29,747  Samsung Heavy Industries Co., Ltd. (b)..............       290,886
      2,414  Samsung SDI Co., Ltd. ..............................       418,369
      3,575  Shinhan Financial Group Co., Ltd. ..................       157,002
      2,052  SK Holdings Co., Ltd. ..............................       515,979
     13,195  SK Hynix, Inc. .....................................       955,049
      4,002  SK Innovation Co., Ltd. ............................       695,332
      1,983  SK Telecom Co., Ltd. ...............................       441,494
     12,814  Woori Bank .........................................       199,703
                                                                   ------------
                                                                     20,558,415
                                                                   ------------
             TOTAL COMMON STOCKS ................................    44,916,564
             (Cost $37,928,642)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 7.6%

             AUSTRALIA - 5.5%
     59,960  Dexus ..............................................       446,810
    151,666  GPT (The) Group ....................................       590,075
    356,658  Mirvac Group .......................................       640,656
    136,553  Scentre Group ......................................       420,951
    276,001  Vicinity Centres ...................................       575,877
                                                                   ------------
                                                                      2,674,369
                                                                   ------------

             HONG KONG - 2.1%
    729,688  Champion REIT ......................................       503,484
     63,684  Link REIT ..........................................       516,053
                                                                   ------------
                                                                      1,019,537
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     3,693,906
             (Cost $3,322,250)                                     ------------

             TOTAL INVESTMENTS - 99.9% ..........................    48,610,470
             (Cost $41,250,892) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............        49,181
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 48,659,651
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.

(b)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)


(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $164,857 or 0.3% of net assets.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,627,692 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,268,114. The net unrealized appreciation was $7,359,578.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    South Korea...............................  $    20,558,415  $  20,393,558  $       164,857  $           --
    Other Country Categories*.................       24,358,149     24,358,149               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       44,916,564     44,751,707          164,857              --
Real Estate Investment Trusts*................        3,693,906      3,693,906               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    48,610,470  $  48,445,613  $       164,857  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              26.4%
Materials                                13.1
Information Technology                   12.1
Consumer Discretionary                   11.9
Industrials                              10.6
Financials                                7.6
Consumer Staples                          6.3
Energy                                    5.5
Utilities                                 2.9
Telecommunication Services                2.5
Health Care                               1.1
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
South Korean Won                         42.3%
Hong Kong Dollar                         30.5
Australian Dollar                        19.1
Singapore Dollar                          6.4
US Dollar                                 1.7
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 95.6%

             AUSTRIA - 3.2%
     26,612  Erste Group Bank AG ................................  $  1,149,440
     25,953  Lenzing AG .........................................     3,763,682
     43,996  OMV AG .............................................     2,563,024
    153,505  Raiffeisen Bank International AG (b)................     5,144,378
    153,066  Verbund AG .........................................     3,608,224
     66,008  voestalpine AG .....................................     3,365,951
                                                                   ------------
                                                                     19,594,699
                                                                   ------------

             BELGIUM - 1.3%
     16,456  Elia System Operator S.A./N.V. .....................       952,823
     39,991  Melexis N.V. .......................................     3,866,307
     27,609  Proximus S.A.D.P. ..................................       951,359
     14,203  Solvay S.A. ........................................     2,121,817
                                                                   ------------
                                                                      7,892,306
                                                                   ------------

             BERMUDA - 0.5%
    190,455  Hiscox Ltd. ........................................     3,266,684
                                                                   ------------

             DENMARK - 4.0%
     50,817  Danske Bank A.S. ...................................     2,032,276
     62,996  Dfds A.S. ..........................................     3,598,914
     66,916  DSV A.S. ...........................................     5,062,075
      9,015  Genmab A.S. (b).....................................     1,990,208
     55,990  H Lundbeck A.S. ....................................     3,230,680
      9,760  Rockwool International A.S., Class B ...............     2,649,171
    671,692  TDC A.S. ...........................................     3,935,472
     21,331  Vestas Wind Systems A.S. ...........................     1,914,158
                                                                   ------------
                                                                     24,412,954
                                                                   ------------

             FINLAND - 2.2%
    111,072  Neste OYJ ..........................................     4,850,648
    266,517  Outokumpu OYJ ......................................     2,768,819
    146,572  Stora Enso OYJ, Class R ............................     2,070,140
    147,513  UPM-Kymmene OYJ ....................................     3,997,745
                                                                   ------------
                                                                     13,687,352
                                                                   ------------

             FRANCE - 15.5%
     86,985  Alstom S.A. ........................................     3,694,390
      8,779  Arkema S.A. ........................................     1,076,500
     35,033  Atos SE ............................................     5,434,472
     15,405  BioMerieux .........................................     1,253,928
     21,248  Bouygues S.A. ......................................     1,008,287
     16,876  Cie de Saint-Gobain ................................     1,005,664
     28,544  Cie Generale des Etablissements Michelin ...........     4,166,415
     71,385  Cie Plastic Omnium S.A. ............................     3,053,770
    127,684  CNP Assurances .....................................     2,992,540
     69,025  Eurazeo S.A. .......................................     6,169,944
    116,380  Eutelsat Communications S.A. .......................     3,446,991
     91,049  Faurecia ...........................................     6,319,983
     10,177  Imerys S.A. ........................................       919,556


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
     43,286  Ipsen S.A. .........................................  $  5,752,911
     13,381  Kering .............................................     5,330,447
     11,805  LVMH Moet Hennessy Louis Vuitton SE ................     3,257,171
    562,312  Natixis S.A. .......................................     4,499,319
     27,052  Orpea ..............................................     3,203,670
    172,047  Peugeot S.A. .......................................     4,097,348
     49,831  Renault S.A. .......................................     4,894,785
     95,446  Rexel S.A. .........................................     1,651,504
     53,047  Rubis S.C.A. .......................................     3,381,209
     22,952  SCOR SE ............................................       962,329
     34,147  Societe Generale S.A. ..............................     1,999,150
     51,371  TOTAL S.A. (c)......................................     2,759,211
     81,139  Ubisoft Entertainment S.A. (b)......................     5,577,438
     65,026  Valeo S.A. .........................................     4,824,909
     46,222  Veolia Environnement S.A. ..........................     1,068,012
     12,232  Vicat S.A. .........................................       933,344
                                                                   ------------
                                                                     94,735,197
                                                                   ------------

             GERMANY - 14.4%
     18,213  adidas AG ..........................................     4,120,066
      9,367  Allianz SE .........................................     2,102,909
     47,070  Axel Springer SE ...................................     3,024,714
     37,993  Bayerische Motoren Werke AG ........................     3,854,104
     11,821  Continental AG .....................................     3,000,324
     46,907  Daimler AG .........................................     3,740,495
    267,115  Deutsche Lufthansa AG ..............................     7,422,183
    131,559  Deutsche Wohnen SE .................................     5,585,186
     24,461  Fraport AG Frankfurt Airport Services Worldwide ....     2,322,666
     53,271  Freenet AG .........................................     1,781,167
     58,698  Hella KGaA Hueck & Co. .............................     3,460,086
     20,927  HOCHTIEF AG ........................................     3,530,724
    127,274  Infineon Technologies AG ...........................     3,199,543
     74,508  K+S AG .............................................     2,029,806
      7,739  Krones AG ..........................................     1,075,197
     31,734  LEG Immobilien AG ..................................     3,210,174
     63,122  McKesson Europe AG .................................     1,944,177
     26,637  MTU Aero Engines AG ................................     4,248,532
     63,483  Porsche Automobil Holding SE (Preference Shares) ...     4,059,153
     51,643  Rheinmetall AG .....................................     5,820,475
     52,281  RWE AG (b)..........................................     1,187,621
      9,846  Sartorius AG (Preference Shares) ...................       941,200
     18,946  Siemens AG .........................................     2,669,159
     23,767  Volkswagen AG (Preference Shares) ..................     3,876,450
    122,904  Vonovia SE .........................................     5,229,369
     46,907  Wirecard AG ........................................     4,291,563
                                                                   ------------
                                                                     87,727,043
                                                                   ------------

             GREECE - 0.2%
     92,279  Hellenic Telecommunications Organization S.A. ......     1,115,730
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             IRELAND - 1.3%
    108,598  Kingspan Group PLC .................................  $  4,618,104
     55,903  Ryanair Holdings PLC (b)............................     1,078,291
     65,582  Smurfit Kappa Group PLC ............................     2,054,051
                                                                   ------------
                                                                      7,750,446
                                                                   ------------

             ITALY - 4.0%
    292,742  Brembo S.p.A. ......................................     4,954,602
     33,826  Buzzi Unicem S.p.A. ................................       913,119
    367,917  Enel S.p.A. ........................................     2,215,515
    622,701  Hera S.p.A. ........................................     1,957,681
     53,230  Industria Macchine Automatiche S.p.A. ..............     5,055,022
    197,499  Italgas S.p.A. .....................................     1,108,764
     61,099  Leonardo S.p.A. ....................................     1,144,575
    129,937  Poste Italiane S.p.A. (d)...........................       956,757
  3,852,908  Telecom Italia S.p.A. (b)...........................     3,608,849
    451,376  Unione di Banche Italiane S.p.A. ...................     2,339,849
                                                                   ------------
                                                                     24,254,733
                                                                   ------------

             JERSEY - 1.3%
     13,865  Ferguson PLC .......................................       909,633
    887,175  Glencore PLC .......................................     4,065,745
    653,183  IWG PLC ............................................     2,708,946
                                                                   ------------
                                                                      7,684,324
                                                                   ------------

             LUXEMBOURG - 1.7%
     34,687  APERAM S.A. ........................................     1,817,378
    137,260  ArcelorMittal (b)...................................     3,540,617
    291,189  Subsea 7 S.A. ......................................     4,778,505
                                                                   ------------
                                                                     10,136,500
                                                                   ------------

             NETHERLANDS - 5.0%
    340,366  Aegon N.V. .........................................     1,982,429
     45,528  Airbus SE ..........................................     4,326,825
     20,873  Akzo Nobel N.V. ....................................     1,927,205
    191,456  Altice N.V., Class A (b)............................     3,834,346
      6,521  ASML Holding N.V. ..................................     1,110,218
     32,701  Heineken Holding N.V. ..............................     3,072,620
     12,778  Koninklijke DSM N.V. ...............................     1,045,986
     99,353  Koninklijke Vopak N.V. .............................     4,357,066
     53,278  NN Group N.V. ......................................     2,229,742
     14,997  Randstad Holding N.V. ..............................       927,724
    283,495  STMicroelectronics N.V. ............................     5,478,276
                                                                   ------------
                                                                     30,292,437
                                                                   ------------

             NORWAY - 1.7%
    170,953  Marine Harvest ASA .................................     3,380,639
    448,815  Norsk Hydro ASA ....................................     3,262,777
     90,272  Yara International ASA .............................     4,042,943
                                                                   ------------
                                                                     10,686,359
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             PORTUGAL - 0.6%
  1,811,371  Banco Espirito Santo S.A. (b) (e) (f)...............  $          0
    767,263  EDP - Energias de Portugal S.A. ....................     2,888,248
     48,421  Jeronimo Martins SGPS S.A. .........................       955,148
                                                                   ------------
                                                                      3,843,396
                                                                   ------------

             SPAIN - 5.8%
     32,440  Acciona S.A. .......................................     2,609,094
    111,715  Banco Bilbao Vizcaya Argentaria S.A. ...............       998,324
    472,624  Banco de Sabadell S.A. .............................       986,478
    282,696  Banco Santander S.A. ...............................     1,973,637
    403,062  CaixaBank S.A. .....................................     2,019,847
     33,374  Enagas S.A. ........................................       939,771
     36,831  Endesa S.A. ........................................       830,346
    118,604  Gas Natural SDG S.A. (c)............................     2,625,535
     97,576  Grupo Catalana Occidente S.A. ......................     4,109,032
    363,320  Iberdrola S.A. .....................................     2,822,069
    525,173  International Consolidated Airlines Group S.A. .....     4,176,648
  1,262,859  Mapfre S.A. ........................................     4,110,546
    224,358  Repsol S.A. ........................................     4,133,980
    109,833  Siemens Gamesa Renewable Energy S.A. ...............     1,433,769
    154,917  Telefonica S.A. ....................................     1,683,022
                                                                   ------------
                                                                     35,452,098
                                                                   ------------

             SWEDEN - 8.1%
    107,307  BillerudKorsnas AB .................................     1,818,115
     87,119  Boliden AB .........................................     2,948,926
    326,337  Castellum AB (c)....................................     5,120,489
    207,332  Fastighets AB Balder, Class B (b)...................     5,391,462
    291,923  Hufvudstaden AB, Class A ...........................     4,981,927
    187,203  Industrivarden AB, Class A .........................     4,996,738
    102,766  Investor AB, Class B ...............................     5,075,908
     63,794  L E Lundbergforetagen AB, Class B ..................     5,098,883
     61,477  Saab AB, Class B ...................................     3,120,307
    115,793  Sandvik AB .........................................     1,997,436
    655,829  SSAB AB, Class A (b)................................     3,159,613
    293,068  Volvo AB, Class B ..................................     5,649,140
                                                                   ------------
                                                                     49,358,944
                                                                   ------------

             SWITZERLAND - 4.9%
     12,246  Adecco Group AG ....................................       953,528
     33,720  Coca-Cola HBC AG ...................................     1,140,916
     28,508  Dufry AG (b)........................................     4,527,836
     29,343  LafargeHolcim Ltd. .................................     1,715,097
    136,475  Logitech International S.A. ........................     4,976,436
      9,151  SFS Group AG .......................................     1,115,111
        594  Sika AG ............................................     4,419,652
      3,775  Straumann Holding AG ...............................     2,424,795
      8,081  Swiss Life Holding AG ..............................     2,846,521
     19,296  Swiss Re AG ........................................     1,747,570


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWITZERLAND (CONTINUED)
      3,791  Swisscom AG ........................................  $  1,942,577
     21,828  Temenos Group AG ...................................     2,227,094
                                                                   ------------
                                                                     30,037,133
                                                                   ------------

             UNITED KINGDOM - 19.6%
    463,356  3i Group PLC .......................................     5,668,790
    227,812  Anglo American PLC .................................     4,089,066
     83,222  Antofagasta PLC ....................................     1,058,301
    126,060  Ashtead Group PLC ..................................     3,038,878
     57,463  ASOS PLC (b)........................................     4,585,375
    652,722  Aviva PLC ..........................................     4,500,061
    236,244  Babcock International Group PLC ....................     2,619,592
    216,181  BAE Systems PLC ....................................     1,829,345
    635,423  Barratt Developments PLC ...........................     5,232,264
    128,453  Bellway PLC ........................................     5,675,028
     86,658  Berkeley Group Holdings PLC ........................     4,316,244
    640,148  Centrica PLC .......................................     1,604,083
    437,381  Dixons Carphone PLC ................................     1,133,499
    338,436  easyJet PLC ........................................     5,519,147
  1,141,170  G4S PLC ............................................     4,255,674
    764,699  GKN PLC ............................................     3,545,450
    412,691  Inchcape PLC .......................................     4,772,441
  1,051,110  J Sainsbury PLC ....................................     3,350,791
    901,274  JD Sports Fashion PLC ..............................     4,522,863
  1,064,931  Kingfisher PLC .....................................     4,259,617
    412,167  Marks & Spencer Group PLC ..........................     1,951,842
    155,976  Meggitt PLC ........................................     1,088,931
  1,245,782  Melrose Industries PLC .............................     3,552,372
     36,049  Mondi PLC ..........................................       968,528
    196,305  NMC Health PLC .....................................     7,236,470
     99,492  Persimmon PLC ......................................     3,442,304
    164,776  Prudential PLC .....................................     3,944,589
    563,024  Rentokil Initial PLC ...............................     2,267,883
     64,937  Rio Tinto PLC ......................................     3,022,051
     31,806  Royal Dutch Shell PLC, Class B .....................       977,917
    490,224  Royal Mail PLC .....................................     2,523,810
     57,134  Smith & Nephew PLC .................................     1,032,023
    128,697  Smiths Group PLC ...................................     2,719,599
     55,600  Spectris PLC .......................................     1,795,546
     65,383  St. James's Place PLC ..............................     1,004,047
     91,021  Standard Chartered PLC (b)..........................       904,516
     90,880  Tate & Lyle PLC ....................................       789,738
  1,130,248  Taylor Wimpey PLC ..................................     2,960,911
    578,787  Wm Morrison Supermarkets PLC .......................     1,815,620
                                                                   ------------
                                                                    119,575,206
                                                                   ------------

             UNITED STATES - 0.3%
    16,895   Autoliv, Inc. ......................................     2,092,973
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TOTAL COMMON STOCKS ................................  $583,596,514
             (Cost $501,355,066)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 4.1%

             FRANCE - 2.5%
     41,503  Fonciere Des Regions ...............................     4,311,215
     25,565  Gecina S.A. ........................................     4,145,536
     89,077  Klepierre S.A. .....................................     3,496,352
     14,851  Unibail-Rodamco SE .................................     3,611,406
                                                                   ------------
                                                                     15,564,509
                                                                   ------------

             SPAIN - 0.9%
    387,405  Merlin Properties Socimi S.A. ......................     5,366,283
                                                                   ------------

             UNITED KINGDOM - 0.7%
    608,988  Segro PLC ..........................................     4,373,995
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    25,304,787
             (Cost $23,365,883)                                    ------------

MONEY MARKET FUNDS - 1.0%
  5,968,976  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.87% (g) (h).......     5,968,976
             (Cost $5,968,976)                                     ------------

             TOTAL INVESTMENTS - 100.7% .........................   614,870,277
             (Cost $530,689,925) (i)

             NET OTHER ASSETS AND LIABILITIES - (0.7%) ..........    (4,258,921)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $610,611,356
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,914,432 and the total value of the collateral held by the Fund is $5,968,976.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at 0 or 0.0% of net assets.

(f)   This issuer has filed for protection in bankruptcy court.

(g)   This security serves as collateral for securities on loan.

(h)   Rate shown reflects yield as of September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

(i) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $90,713,577 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,533,225. The net unrealized appreciation was $84,180,352.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Portugal..................................  $     3,843,396  $   3,843,396  $            --  $           --*
    Other Country Categories**................      579,753,118    579,753,118               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      583,596,514    583,596,514               --              --*
Real Estate Investment Trusts**...............       25,304,787     25,304,787               --              --
Money Market Funds............................        5,968,976      5,968,976               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   614,870,277  $ 614,870,277  $            --  $           --*
                                                ===============  =============  ===============  ==============

*   Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2017
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   21.4%
Industrials                              19.1
Financials                               14.4
Materials                                11.3
Real Estate                               9.0
Information Technology                    6.2
Health Care                               4.8
Utilities                                 4.7
Energy                                    4.2
Telecommunication Services                2.5
Consumer Staples                          2.4
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                     56.6%
British Pound Sterling                   22.8
Swedish Krona                            8.4
Swiss Franc                              4.7
Danish Krone                             4.0
Norwegian Krone                          2.5
US Dollar                                1.0
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 95.6%

             BRAZIL - 60.6%
     61,183  Banco Bradesco S.A. (Preference Shares) ............  $    677,096
     66,665  Banco do Brasil S.A. ...............................       734,606
     65,136  Banco Santander Brasil S.A. ........................       568,448
     28,362  Braskem S.A., Class A (Preference Shares) ..........       379,963
     24,945  CCR S.A. ...........................................       139,487
     81,605  Centrais Eletricas Brasileiras S.A., Class B
                (Preference Shares) .............................       584,632
      7,492  Cia Brasileira de Distribuicao (Preference
                Shares) (b)......................................       177,415
     69,078  Cia de Saneamento Basico do Estado de Sao Paulo ....       725,863
     34,571  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................       745,746
    130,888  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................       329,788
     98,848  Cia Siderurgica Nacional S.A. (b)...................       299,932
     11,587  Cosan S.A. Industria e Comercio ....................       132,438
     77,675  Embraer S.A. .......................................       438,756
     22,976  Equatorial Energia S.A. ............................       444,336
     77,979  Fibria Celulose S.A. ...............................     1,055,018
     82,691  Gerdau S.A. (Preference Shares) ....................       288,243
     47,520  Itau Unibanco Holding S.A. (Preference Shares) .....       650,425
    236,975  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................       825,295
     44,099  JBS S.A. ...........................................       118,353
     89,159  Klabin S.A. ........................................       516,574
    135,618  Kroton Educacional S.A. ............................       858,545
     17,816  Lojas Renner S.A. ..................................       202,846
     10,569  M. Dias Branco S.A. ................................       165,852
     62,147  Petroleo Brasileiro S.A. (Preference Shares) (b)....       300,222
    157,984  Rumo S.A. (b).......................................       603,074
    169,779  Suzano Papel e Celulose S.A., Class A (Preference
                Shares) .........................................       981,530
     38,524  Telefonica Brasil S.A. (Preference Shares) .........       613,898
    133,739  TIM Participacoes S.A. .............................       487,721
     79,804  Vale S.A. (Preference Shares) ......................       744,332
                                                                   ------------
                                                                     14,790,434
                                                                   ------------

             CHILE - 16.3%
  1,057,588  AES Gener S.A. .....................................       366,987
      2,594  Banco de Credito e Inversiones .....................       165,273
     94,352  Cencosud S.A. ......................................       288,783
    646,838  Colbun S.A. ........................................       155,795
     35,213  Empresa Nacional de Telecomunicaciones S.A. ........       364,971
    116,641  Empresas CMPC S.A. .................................       306,159
     13,063  Empresas COPEC S.A. ................................       170,296
    580,784  Enel Generacion Chile S.A. .........................       508,055
     56,237  Latam Airlines Group S.A. ..........................       739,019
     16,495  Sociedad Quimica y Minera de Chile S.A., Class B
                (Preference Shares) .............................       913,185
                                                                   ------------
                                                                      3,978,523
                                                                   ------------

             COLOMBIA - 6.6%
     27,432  Banco Davivienda S.A. ..............................       310,694
     15,628  Bancolombia S.A. ...................................       174,235
     21,003  Grupo de Inversiones Suramericana S.A. .............       292,378


                        See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             COLOMBIA (CONTINUED)
    177,841  Interconexion Electrica S.A. ESP ...................  $    828,459
                                                                   ------------
                                                                      1,605,766
                                                                   ------------

             MEXICO - 12.1%
     41,060  Arca Continental S.A.B. de C.V. ....................       280,295
    491,644  Cemex S.A.B. de C.V. (c)............................       446,556
     32,172  Fomento Economico Mexicano S.A.B. de C.V. ..........       307,197
     30,122  Grupo Elektra S.A.B. de C.V. .......................     1,364,704
     22,119  Industrias Penoles S.A.B. de C.V. ..................       550,728
                                                                   ------------
                                                                      2,949,480
                                                                   ------------
             TOTAL COMMON STOCKS ................................    23,324,203
             (Cost $17,773,641)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 2.3%

             MEXICO - 2.3%
    333,036  Fibra Uno Administracion S.A. de C.V. ..............       561,827
             (Cost $626,711)                                       ------------

             TOTAL INVESTMENTS - 97.9% ..........................    23,886,030
             (Cost $18,400,352) (d)

             NET OTHER ASSETS AND LIABILITIES - 2.1% ............       521,919
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 24,407,949
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Non-income producing security which makes in-kind distributions. For the fiscal year-to-date period (January 1, 2017 through September 30, 2017), the Fund received 140,917 shares of Cemex S.A.B de C.V.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,639,313 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $153,635. The net unrealized appreciation was $5,485,678.


                        See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    23,324,203  $  23,324,203  $            --  $           --
Real Estate Investment Trusts*................          561,827        561,827               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    23,886,030  $  23,886,030  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                27.2%
Financials                               24.1
Utilities                                19.6
Industrials                               8.0
Telecommunication Services                6.1
Consumer Staples                          5.6
Consumer Discretionary                    4.5
Energy                                    2.5
Real Estate                               2.4
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 95.3%

             AEROSPACE & DEFENSE - 1.3%
     29,936  Embraer S.A. .......................................  $    169,097
                                                                   ------------

             BANKS - 9.4%
     16,090  Banco Bradesco S.A. (Preference Shares) ............       178,064
     16,900  Banco do Brasil S.A. ...............................       186,227
     51,704  Banco do Estado do Rio Grande do Sul S.A., Class B
                (Preference Shares) .............................       287,974
      9,059  Banco Santander Brasil S.A. ........................        79,059
     12,325  Itau Unibanco Holding S.A. (Preference Shares) .....       168,697
    100,427  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................       349,750
                                                                   ------------
                                                                      1,249,771
                                                                   ------------

             CHEMICALS - 2.0%
     19,865  Braskem S.A., Class A (Preference Shares)...........       266,130
                                                                   ------------

             CONTAINERS & PACKAGING - 1.8%
     41,860  Klabin S.A. ........................................       242,531
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 1.4%
     30,459  Kroton Educacional S.A. ............................       192,824
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
     20,175  Telefonica Brasil S.A. (Preference Shares) .........       321,498
                                                                   ------------

             ELECTRIC UTILITIES - 11.8%
     69,002  Centrais Eletricas Brasileiras S.A., Class B
                (Preference Shares) .............................       494,342
     17,555  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................       378,687
     84,083  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................       211,857
     46,161  Cia Paranaense de Energia, Class B (Preference
                Shares) .........................................       411,450
     15,959  EDP - Energias do Brasil S.A. ......................        76,289
                                                                   ------------
                                                                      1,572,625
                                                                   ------------

             FOOD & STAPLES RETAILING - 4.8%
     13,904  Cia Brasileira de Distribuicao (Preference
                Shares) (a)......................................       329,255
     12,920  Raia Drogasil S.A. .................................       305,953
                                                                   ------------
                                                                        635,208
                                                                   ------------

             FOOD PRODUCTS - 6.8%
    173,403  JBS S.A. ...........................................       465,379
     22,968  M. Dias Branco S.A. ................................       360,422
     13,167  Sao Martinho S.A. ..................................        73,959
                                                                   ------------
                                                                        899,760
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 6.5%
     42,251  Fleury S.A. ........................................       393,141
     39,454  Qualicorp S.A. .....................................       472,130
                                                                   ------------
                                                                        865,271
                                                                   ------------

             HOUSEHOLD DURABLES - 1.6%
     50,251  MRV Engenharia e Participacoes S.A. ................       218,321
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.6%
      6,676  Engie Brasil Energia S.A. ..........................  $     76,411
                                                                   ------------

             INSURANCE - 4.7%
      7,904  BB Seguridade Participacoes S.A. ...................        71,449
     22,195  Porto Seguro S.A. ..................................       263,987
     51,178  Sul America S.A. ...................................       289,085
                                                                   ------------
                                                                        624,521
                                                                   ------------

             MEDIA - 2.0%
      5,832  Multiplus S.A. .....................................        71,999
      7,501  Smiles S.A. ........................................       190,607
                                                                   ------------
                                                                        262,606
                                                                   ------------

             METALS & MINING - 8.8%
     43,974  Bradespar S.A. (Preference Shares) .................       334,614
     94,623  Cia Siderurgica Nacional S.A. (a)...................       287,112
     98,463  Usinas Siderurgicas de Minas Gerais S.A., Class A
             (Preference Shares) (a).............................       241,871
     33,662  Vale S.A. (Preference Shares) ......................       313,966
                                                                   ------------
                                                                      1,177,563
                                                                   ------------

             MULTILINE RETAIL - 9.1%
     33,085  Lojas Renner S.A. ..................................       376,693
     35,385  Magazine Luiza S.A. ................................       829,112
                                                                   ------------
                                                                      1,205,805
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.6%
      6,549  Cosan S.A. Industria e Comercio ....................        74,854
     54,923  Petroleo Brasileiro S.A. (Preference Shares) (a)....       265,324
      5,843  Ultrapar Participacoes S.A. ........................       138,938
                                                                   ------------
                                                                        479,116
                                                                   ------------

             PAPER & FOREST PRODUCTS - 2.7%
     13,396  Fibria Celulose S.A. ...............................       181,242
     31,762  Suzano Papel e Celulose S.A., Class A (Preference
                Shares) .........................................       183,623
                                                                   ------------
                                                                        364,865
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
      6,879  Iguatemi Empresa de Shopping Centers S.A. ..........        85,272
                                                                   ------------

             ROAD & RAIL - 4.2%
     25,079  Localiza Rent a Car S.A. ...........................       456,975
     26,181  Rumo S.A. (a).......................................        99,941
                                                                   ------------
                                                                        556,916
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.7%
     26,508  Grendene S.A. ......................................       223,721
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.8%
     65,642  EcoRodovias Infraestrutura e Logistica S.A. ........       236,482
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             WATER UTILITIES - 5.1%
     28,612  Cia de Saneamento Basico do Estado de Sao Paulo ....  $    300,651
     28,308  Cia de Saneamento de Minas Gerais-Copasa ...........       382,547
                                                                   ------------
                                                                        683,198
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.6%
     23,132  TIM Participacoes S.A. .............................        84,358
                                                                   ------------

             TOTAL INVESTMENTS - 95.3% ..........................    12,693,870
             (Cost $8,381,574) (b)

             NET OTHER ASSETS AND LIABILITIES - 4.7% ............       625,027
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 13,318,897
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,315,338 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,042. The net unrealized appreciation was $4,312,296.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    12,693,870  $  12,693,870  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


COUNTRY ALLOCATION**                   % OF NET ASSETS
-------------------------------------------------------
Brazil                                      95.3%
-------------------------------------------------------
TOTAL INVESTMENTS                           95.3
NET OTHER ASSETS AND LIABILITIES             4.7
                                           ------
TOTAL                                      100.0%
                                           ======

**Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                         % OF TOTAL
                                          LONG-TERM
SECTOR ALLOCATION                        INVESTMENTS
-------------------------------------------------------
Utilities                                   18.4%
Consumer Discretionary                      16.6
Materials                                   16.1
Financials                                  14.7
Consumer Staples                            12.1
Industrials                                  7.6
Health Care                                  6.8
Energy                                       3.8
Telecommunication Services                   3.2
Real Estate                                  0.7
                                           ------
TOTAL                                      100.0%
                                           ======


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AIRLINES - 0.9%
    146,000  China Southern Airlines Co., Ltd., Class H .........  $    100,553
                                                                   ------------

             AUTO COMPONENTS - 0.6%
     40,000  Nexteer Automotive Group Ltd. ......................        68,513
                                                                   ------------

             AUTOMOBILES - 10.0%
    192,000  BAIC Motor Corp., Ltd., Class H (a).................       182,129
    188,067  Chongqing Changan Automobile Co., Ltd., Class B ....       248,699
    261,432  Dongfeng Motor Group Co., Ltd., Class H ............       345,381
    114,817  Geely Automobile Holdings Ltd. .....................       323,362
     50,000  Great Wall Motor Co., Ltd., Class H (b).............        61,447
                                                                   ------------
                                                                      1,161,018
                                                                   ------------

             BANKS - 0.5%
     92,000  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H .........................................        58,298
                                                                   ------------

             CAPITAL MARKETS - 4.0%
    166,000  China Cinda Asset Management Co., Ltd., Class H ....        61,201
    142,000  China Everbright Ltd. ..............................       326,479
    160,000  China Huarong Asset Management Co., Ltd.,
                Class H (a)......................................        71,483
                                                                   ------------
                                                                        459,163
                                                                   ------------

             CHEMICALS - 1.2%
    232,000  Sinopec Shanghai Petrochemical Co., Ltd., Class H ..       138,102
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 5.5%
    156,500  BYD Electronic International Co., Ltd. .............       462,793
     52,000  ZTE Corp., Class H (c)..............................       170,080
                                                                   ------------
                                                                        632,873
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.6%
    369,000  BBMG Corp., Class H ................................       187,060
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
    214,290  China Communications Services Corp., Ltd.,
                Class H .........................................       110,278
    523,084  China Telecom Corp., Ltd., Class H .................       267,850
                                                                   ------------
                                                                        378,128
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 1.9%
     14,000  Sunny Optical Technology Group Co., Ltd. ...........       222,592
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 0.9%
     41,700  Shanghai Pharmaceuticals Holding Co., Ltd.,
                Class H .........................................       101,853
                                                                   ------------

             HOUSEHOLD DURABLES - 0.5%
     24,000  Haier Electronics Group Co., Ltd. ..................        58,498
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 4.2%
     85,000  China Longyuan Power Group Corp., Ltd., Class H ....        63,329
    126,000  China Resources Power Holdings Co., Ltd. ...........       227,431
    602,219  Huaneng Renewables Corp., Ltd., Class H ............       198,900
                                                                   ------------
                                                                        489,660
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDUSTRIAL CONGLOMERATES - 3.0%
     64,500  Beijing Enterprises Holdings Ltd. ..................  $    346,792
                                                                   ------------

             INSURANCE - 0.6%
      9,500  Ping An Insurance Group Co. of China Ltd.,
                Class H .........................................        72,908
                                                                   ------------

             MACHINERY - 1.8%
     67,500  China Conch Venture Holdings Ltd. ..................       131,343
     71,000  Weichai Power Co., Ltd., Class H ...................        77,802
                                                                   ------------
                                                                        209,145
                                                                   ------------

             MARINE - 1.1%
    222,000  COSCO SHIPPING Energy Transportation Co., Ltd.,
                Class H .........................................       123,055
                                                                   ------------

             METALS & MINING - 7.4%
    364,000  Aluminum Corp. of China, Ltd., Class H (c)..........       326,647
    166,000  Angang Steel Co., Ltd., Class H ....................       146,416
    775,996  Maanshan Iron & Steel Co., Ltd., Class H (c)........       379,475
                                                                   ------------
                                                                        852,538
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 4.7%
    180,860  Inner Mongolia Yitai Coal Co., Ltd., Class B .......       271,290
    276,000  Yanzhou Coal Mining Co., Ltd., Class H .............       271,704
                                                                   ------------
                                                                        542,994
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 38.1%
    204,000  Agile Group Holdings Ltd. ..........................       297,711
    173,000  China Evergrande Group (c)..........................       603,493
    601,996  China Jinmao Holdings Group Ltd. ...................       302,863
     84,000  China Overseas Land & Investment Ltd. ..............       273,132
     21,857  China Resources Land Ltd. ..........................        66,873
    267,064  Country Garden Holdings Co., Ltd. ..................       424,617
    199,376  Guangzhou R&F Properties Co., Ltd., Class H ........       461,968
    376,000  Logan Property Holdings Co., Ltd. (d)...............       387,956
     86,555  Longfor Properties Co., Ltd. .......................       218,282
    302,600  Red Star Macalline Group Corp., Ltd., Class H (a)...       375,751
    421,996  Shenzhen Investment Ltd. ...........................       191,237
    380,500  Sino-Ocean Land Holdings Ltd. ......................       253,777
    119,000  Sunac China Holdings Ltd. ..........................       544,607
                                                                   ------------
                                                                      4,402,267
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
    917,323  Hanergy Thin Film Power Group Ltd. (b) (c)..........             0
    214,117  Semiconductor Manufacturing International
                Corp. (c)........................................       241,757
                                                                   ------------
                                                                        241,757
                                                                   ------------

             SPECIALTY RETAIL - 3.1%
    166,500  Zhongsheng Group Holdings Ltd. .....................       360,641
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.7%
    419,889  BOE Technology Group Co., Ltd., Class B ............       199,420


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                (CONTINUED)
     45,300  Legend Holdings Corp., Class H (a)..................  $    112,850
                                                                   ------------
                                                                        312,270
                                                                   ------------
             TOTAL COMMON STOCKS ................................    11,520,678
             (Cost $10,034,206)                                    ------------

MONEY MARKET FUNDS - 2.5%

    287,215  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.87% (e) (f)..........       287,215
             (Cost $287,215)                                       ------------

             TOTAL INVESTMENTS - 102.2% .........................    11,807,893
             (Cost $10,321,421) (g)

             NET OTHER ASSETS AND LIABILITIES - (2.2%) ..........      (256,021)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 11,551,872
                                                                   ============

-----------------------------

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $61,447 or 0.5% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $271,879 and the total value of the collateral held by the Fund is $287,215.

(e)   Rate shown reflects yield as of September 30, 2017.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,084,890 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $598,418. The net unrealized appreciation was $1,486,472.


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Automobiles................................  $     1,161,018  $   1,099,571  $        61,447  $           --
   Semiconductors & Semiconductor Equipment...          241,757        241,757               --              --*
   Other Industry Categories**................       10,117,903     10,117,903               --              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................       11,520,678     11,459,231           61,447              --*
Money Market Funds............................          287,215        287,215               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    11,807,893  $  11,746,446  $        61,447  $           --*
                                                ===============  =============  ===============  ==============

* Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2017
Common Stocks                                                   --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


                        See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              38.2%
Consumer Discretionary                   14.3
Information Technology                   12.2
Materials                                10.2
Industrials                               6.8
Financials                                5.1
Energy                                    4.7
Utilities                                 4.3
Telecommunication Services                3.3
Health Care                               0.9
                                        ------
TOTAL                                   100.0%
                                        ======


COUNTRY ALLOCATION***               % OF NET ASSETS
-------------------------------------------------------
China                                    44.9%
Cayman Islands                           33.7
Hong Kong                                20.6
United States                             2.5
Bermuda                                   0.5
-------------------------------------------------------
TOTAL INVESTMENTS                       102.2
NET OTHER ASSETS AND LIABILITIES         (2.2)
                                        ------
TOTAL                                   100.0%
                                        ======

***Portfolio securities are categorized based upon their country of incorporation, which may be different than the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.3%

             AIRLINES - 2.1%
      6,200  ANA Holdings, Inc. .................................  $    234,666
     35,100  Japan Airlines Co., Ltd. ...........................     1,187,832
                                                                   ------------
                                                                      1,422,498
                                                                   ------------

             AUTO COMPONENTS - 7.6%
     12,700  Aisin Seiki Co., Ltd. ..............................       669,282
     15,400  Denso Corp. ........................................       779,135
     30,800  NOK Corp. ..........................................       689,767
     56,400  Sumitomo Electric Industries Ltd. ..................       921,246
     51,400  Sumitomo Rubber Industries Ltd. ....................       941,896
     46,200  Toyota Boshoku Corp. ...............................       978,401
      4,200  Toyota Industries Corp. ............................       241,493
                                                                   ------------
                                                                      5,221,220
                                                                   ------------

             AUTOMOBILES - 8.5%
     39,800  Honda Motor Co., Ltd. ..............................     1,178,525
     17,600  Isuzu Motors Ltd. ..................................       233,207
     77,700  Mazda Motor Corp. ..................................     1,191,135
    109,000  Nissan Motor Co., Ltd. .............................     1,079,587
      6,500  Subaru Corp. .......................................       234,526
     18,200  Suzuki Motor Corp. .................................       954,600
     16,600  Toyota Motor Corp. .................................       989,878
                                                                   ------------
                                                                      5,861,458
                                                                   ------------

             BANKS - 1.3%
     34,200  Hachijuni Bank (The) Ltd. ..........................       213,665
    174,800  Mebuki Financial Group, Inc. .......................       675,743
                                                                   ------------
                                                                        889,408
                                                                   ------------

             BUILDING PRODUCTS - 0.3%
      5,100  Asahi Glass Co., Ltd. ..............................       189,225
                                                                   ------------

             CHEMICALS - 11.5%
     20,000  Asahi Kasei Corp. ..................................       246,168
     87,200  Daicel Corp. .......................................     1,050,817
     12,100  DIC Corp. ..........................................       438,191
      7,300  Hitachi Chemical Co., Ltd. .........................       200,138
     78,500  Mitsubishi Chemical Holdings Corp. .................       747,852
     30,700  Mitsubishi Gas Chemical Co., Inc. ..................       719,448
     32,800  Mitsui Chemicals, Inc. .............................       996,898
     46,800  Showa Denko KK .....................................     1,457,756
     56,400  Teijin Ltd. ........................................     1,111,710
     42,000  Tosoh Corp. ........................................       946,563
                                                                   ------------
                                                                      7,915,541
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 4.7%
    128,000  Kajima Corp. .......................................     1,271,753
     53,900  Kinden Corp. .......................................       867,956
     73,700  Obayashi Corp. .....................................       883,549


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             CONSTRUCTION & ENGINEERING (CONTINUED)
      4,800  Taisei Corp. .......................................  $    251,677
                                                                   ------------
                                                                      3,274,935
                                                                   ------------

             CONSTRUCTION MATERIALS - 0.7%
     11,900  Taiheiyo Cement Corp. ..............................       459,502
                                                                   ------------

             DISTRIBUTORS - 0.7%
     19,100  Canon Marketing Japan, Inc. ........................       456,431
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 0.9%
     17,200  Benesse Holdings, Inc. .............................       620,591
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.1%
     28,000  ORIX Corp. .........................................       451,509
     21,700  Tokyo Century Corp. ................................       975,801
                                                                   ------------
                                                                      1,427,310
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
     13,700  Nippon Telegraph & Telephone Corp. .................       627,869
                                                                   ------------

             ELECTRIC UTILITIES - 2.7%
     65,300  Chubu Electric Power Co., Inc. .....................       810,701
     15,700  Kansai Electric Power (The) Co., Inc. ..............       200,846
     17,800  Kyushu Electric Power Co., Inc. ....................       189,033
    157,800  Tokyo Electric Power Co., Holdings, Inc. (a)........       636,669
                                                                   ------------
                                                                      1,837,249
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 2.6%
     17,900  Nippon Electric Glass Co., Ltd. ....................       692,775
     16,500  TDK Corp. ..........................................     1,120,284
                                                                   ------------
                                                                      1,813,059
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.6%
     29,300  Welcia Holdings Co., Ltd. ..........................     1,102,737
                                                                   ------------

             FOOD PRODUCTS - 1.4%
     38,600  Nichirei Corp. .....................................       969,074
                                                                   ------------

             GAS UTILITIES - 0.6%
     21,200  Osaka Gas Co., Ltd. ................................       394,138
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 0.9%
     35,200  Medipal Holdings Corp. .............................       611,249
                                                                   ------------

             HOUSEHOLD DURABLES - 4.7%
     71,500  Haseko Corp. .......................................       953,122
     65,100  Iida Group Holdings Co., Ltd. ......................     1,160,547
     64,000  Panasonic Corp. ....................................       927,367
     12,300  Sekisui House Ltd. .................................       207,305
                                                                   ------------
                                                                      3,248,341
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.6%
     17,500  Electric Power Development Co., Ltd. ...............       439,502
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE - 1.2%
     12,900  MS&AD Insurance Group Holdings, Inc. ...............  $    415,345
     11,200  Sompo Holdings, Inc. ...............................       435,757
                                                                   ------------
                                                                        851,102
                                                                   ------------

             INTERNET & DIRECT MARKETING RETAIL - 0.8%
     17,600  Start Today Co., Ltd. ..............................       557,601
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 1.4%
     19,400  DeNA Co., Ltd. .....................................       434,808
     11,700  Mixi, Inc. .........................................       564,595
                                                                   ------------
                                                                        999,403
                                                                   ------------

             IT SERVICES - 5.2%
    147,000  Fujitsu Ltd. .......................................     1,092,000
     31,000  Itochu Techno-Solutions Corp. ......................     1,157,076
     39,000  NTT Data Corp. .....................................       417,294
     14,000  Otsuka Corp. .......................................       897,045
                                                                   ------------
                                                                      3,563,415
                                                                   ------------

             LEISURE PRODUCTS - 1.3%
     19,100  Bandai Namco Holdings, Inc. ........................       655,196
     16,100  Sega Sammy Holdings, Inc. ..........................       224,921
                                                                   ------------
                                                                        880,117
                                                                   ------------

             MACHINERY - 4.7%
     14,500  Daifuku Co., Ltd. ..................................       713,886
      6,400  IHI Corp. ..........................................       222,386
     59,400  JTEKT Corp. ........................................       822,441
     27,000  MINEBEA MITSUMI, Inc. ..............................       422,306
     30,600  THK Co., Ltd. ......................................     1,041,529
                                                                   ------------
                                                                      3,222,548
                                                                   ------------

             MEDIA - 0.6%
     25,800  Nippon Television Holdings, Inc. ...................       453,062
                                                                   ------------

             METALS & MINING - 2.3%
     46,800  Hitachi Metals Ltd. ................................       651,311
     25,000  JFE Holdings, Inc. .................................       488,225
      7,200  Mitsubishi Materials Corp. .........................       248,905
      9,600  Nippon Steel & Sumitomo Metal Corp. ................       220,410
                                                                   ------------
                                                                      1,608,851
                                                                   ------------

             MULTILINE RETAIL - 2.0%
     19,100  Izumi Co., Ltd. ....................................       979,400
     46,000  Takashimaya Co., Ltd. ..............................       430,873
                                                                   ------------
                                                                      1,410,273
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.9%
     38,200  Idemitsu Kosan Co., Ltd. ...........................     1,077,850
     49,700  JXTG Holdings, Inc. ................................       255,688
                                                                   ------------
                                                                      1,333,538
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PAPER & FOREST PRODUCTS - 1.3%
    168,000  Oji Holdings Corp. .................................  $    906,252
                                                                   ------------

             PERSONAL PRODUCTS - 1.0%
      5,900  Kose Corp. .........................................       675,859
                                                                   ------------

             PHARMACEUTICALS - 0.7%
      6,800  Nippon Shinyaku Co., Ltd. ..........................       471,966
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
     55,100  Aeon Mall Co., Ltd. ................................       980,807
     25,400  Daiwa House Industry Co., Ltd. .....................       876,952
     22,100  Nomura Real Estate Holdings, Inc. ..................       470,969
                                                                   ------------
                                                                      2,328,728
                                                                   ------------

             ROAD & RAIL - 3.3%
      6,700  Central Japan Railway Co. ..........................     1,174,770
     17,300  Nippon Express Co., Ltd. ...........................     1,126,941
                                                                   ------------
                                                                      2,301,711
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
      5,600  Rohm Co., Ltd. .....................................       479,751
      8,000  Tokyo Electron Ltd. ................................     1,228,527
                                                                   ------------
                                                                      1,708,278
                                                                   ------------

             SOFTWARE - 2.0%
     22,000  Nexon Co., Ltd. (a) ................................       574,024
        600  Nintendo Co., Ltd. .................................       221,604
     12,600  Trend Micro, Inc. ..................................       620,342
                                                                   ------------
                                                                      1,415,970
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
     78,400  Konica Minolta, Inc. ...............................       643,782
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 5.2%
     58,300  ITOCHU Corp. .......................................       954,871
     33,500  Marubeni Corp. .....................................       228,791
     28,400  MISUMI Group, Inc. .................................       747,827
     41,400  Mitsubishi Corp. ...................................       962,290
     45,500  Mitsui & Co., Ltd. .................................       672,442
                                                                   ------------
                                                                      3,566,221
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
      8,200  KDDI Corp. .........................................       216,213
      8,000  SoftBank Group Corp. ...............................       645,830
                                                                   ------------
                                                                        862,043
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.3% ..........................  $ 68,542,057
             (Cost $63,728,997) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.7% ............       481,164
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 69,023,221
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,624,438 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $811,378. The net unrealized appreciation was $4,813,060.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    68,542,057  $  68,542,057  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Japan                                    99.3%
-------------------------------------------------------
TOTAL INVESTMENTS                        99.3
NET OTHER ASSETS AND LIABILITIES          0.7
                                        ------
TOTAL                                   100.0%
                                        ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   27.3%
Industrials                              20.4
Materials                                15.9
Information Technology                   14.8
Financials                                4.6
Consumer Staples                          4.0
Utilities                                 3.9
Real Estate                               3.4
Telecommunication Services                2.2
Energy                                    1.9
Health Care                               1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIRLINES - 2.2%
      4,249  Korean Air Lines Co., Ltd. (a)......................  $    114,261
                                                                   ------------

             AUTO COMPONENTS - 4.5%
      1,939  Hankook Tire Co., Ltd. .............................       101,915
        658  Hyundai Mobis Co., Ltd. ............................       137,879
                                                                   ------------
                                                                        239,794
                                                                   ------------

             AUTOMOBILES - 5.3%
      1,031  Hyundai Motor Co. ..................................       135,474
      5,381  Kia Motors Corp. ...................................       148,696
                                                                   ------------
                                                                        284,170
                                                                   ------------

             BANKS - 8.1%
      2,725  Hana Financial Group, Inc. .........................       112,654
      5,770  Industrial Bank of Korea ...........................        72,544
      1,425  KB Financial Group, Inc. ...........................        69,797
        834  Shinhan Financial Group Co., Ltd. ..................        36,627
      8,912  Woori Bank .........................................       138,891
                                                                   ------------
                                                                        430,513
                                                                   ------------

             BIOTECHNOLOGY - 0.8%
        357  Celltrion, Inc. (b).................................        44,261
                                                                   ------------

             BUILDING PRODUCTS - 0.6%
         94  KCC Corp. ..........................................        30,736
                                                                   ------------

             CAPITAL MARKETS - 6.6%
      1,759  Korea Investment Holdings Co., Ltd. ................        93,990
      3,720  Mirae Asset Daewoo Co., Ltd. .......................        31,927
     13,841  NH Investment & Securities Co., Ltd. ...............       164,349
      1,991  Samsung Securities Co., Ltd. .......................        60,059
                                                                   ------------
                                                                        350,325
                                                                   ------------

             CHEMICALS - 9.7%
      6,806  Hanwha Chemical Corp. ..............................       192,827
        245  Hyosung Corp. ......................................        31,124
        283  LG Chem, Ltd. ......................................        96,858
        597  Lotte Chemical Corp. ...............................       197,028
                                                                   ------------
                                                                        517,837
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.1%
      1,785  Hyundai Engineering & Construction Co., Ltd. .......        59,768
                                                                   ------------

             CONSUMER FINANCE - 1.3%
      2,105  Samsung Card Co., Ltd. .............................        67,725
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
         43  Neoplux Co., Ltd. (a) (c)...........................             0
                                                                   ------------

             ELECTRIC UTILITIES - 3.2%
      5,038  Korea Electric Power Corp. .........................       171,548
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 9.6%
      4,432  LG Display Co., Ltd. ...............................  $    118,215
      1,246  LG Innotek Co., Ltd. ...............................       167,533
      1,612  Samsung Electro-Mechanics Co., Ltd. ................       143,558
        479  Samsung SDI Co., Ltd. ..............................        83,015
                                                                   ------------
                                                                        512,321
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.8%
        526  E-MART, Inc. .......................................        95,753
                                                                   ------------

             GAS UTILITIES - 1.1%
      1,545  Korea Gas Corp. (a).................................        56,790
                                                                   ------------

             HOUSEHOLD DURABLES - 3.5%
      2,563  LG Electronics, Inc. ...............................       184,390
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 9.3%
        217  CJ Corp. ...........................................        32,303
      2,602  Hanwha Corp. .......................................        99,959
      1,595  LG Corp. ...........................................       112,242
        556  Samsung C&T Corp. ..................................        65,535
        739  SK Holdings Co., Ltd. ..............................       185,823
                                                                   ------------
                                                                        495,862
                                                                   ------------

             INSURANCE - 2.0%
     17,719  Hanwha Life Insurance Co., Ltd. ....................       105,972
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 1.0%
        405  Kakao Corp. ........................................        50,919
                                                                   ------------

             IT SERVICES - 1.8%
        668  Samsung SDS Co., Ltd. ..............................        98,274
                                                                   ------------

             MACHINERY - 0.6%
      3,302  Samsung Heavy Industries Co., Ltd. (a)..............        32,289
                                                                   ------------

             METALS & MINING - 6.6%
      3,304  Hyundai Steel Co. ..................................       152,312
         90  Korea Zinc Co., Ltd. ...............................        38,936
        573  POSCO ..............................................       158,590
                                                                   ------------
                                                                        349,838
                                                                   ------------

             MULTILINE RETAIL - 2.2%
        542  Lotte Shopping Co., Ltd. (c)........................       116,648
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 7.8%
      2,411  GS Holdings Corp. ..................................       138,090
        867  S-Oil Corp. ........................................        96,514
      1,037  SK Innovation Co., Ltd. ............................       180,175
                                                                   ------------
                                                                        414,779
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
      3,050  SK Hynix, Inc. .....................................       220,758
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SOFTWARE - 2.5%
        325  NCSoft Corp. .......................................  $    131,805
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
         17  Samsung Electronics Co., Ltd. ......................        38,056
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.9%
        464  SK Telecom Co., Ltd. ...............................       103,305
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................     5,318,697
             (Cost $4,620,112) (d)

             NET OTHER ASSETS AND LIABILITIES - (0.0%) ..........        (1,943)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  5,316,754
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2017 to September 30, 2017).

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $116,648 or 2.2% of net assets.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $880,331 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $181,746. The net unrealized appreciation was $698,585.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Diversified Financial Services.............               --*            --               --*             --
   Multiline Retail...........................          116,648             --          116,648              --
      Other Industry Categories**.............        5,202,049      5,202,049               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     5,318,697  $   5,202,049  $       116,648  $           --
                                                ===============  =============  ===============  ==============

*  Investment is valued at zero.
** See Portfolio of Investments for industry breakout.


                        See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

                                       % OF NET
COUNTRY ALLOCATION***                   ASSETS
-------------------------------------------------------
South Korea                             100.0%
-------------------------------------------------------
TOTAL INVESTMENTS                       100.0
NET OTHER ASSETS AND LIABILITIES         (0.0)
                                        ------
TOTAL                                   100.0%
                                        ======

***Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   19.8%
Financials                               18.0
Materials                                16.3
Consumer Discretionary                   15.5
Industrials                              13.8
Energy                                    7.8
Utilities                                 4.3
Telecommunication Services                1.9
Consumer Staples                          1.8
Health Care                               0.8
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 94.4%

             AUSTRALIA - 3.4%
    159,290  AGL Energy Ltd. ....................................  $  2,920,013
     93,490  Aristocrat Leisure Ltd. ............................     1,540,005
    342,580  BlueScope Steel Ltd. (b)............................     2,947,855
    119,506  Computershare Ltd. .................................     1,356,425
    284,495  Crown Resorts Ltd. .................................     2,523,915
    674,151  Fortescue Metals Group Ltd. ........................     2,718,053
    476,582  Origin Energy Ltd. (c)..............................     2,796,255
    431,878  Qantas Airways Ltd. ................................     1,975,000
  1,217,348  South32 Ltd. .......................................     3,122,483
                                                                   ------------
                                                                     21,900,004
                                                                   ------------

             AUSTRIA - 1.3%
     19,159  Lenzing AG .........................................     2,778,421
     16,220  OMV AG .............................................       944,910
     84,943  Raiffeisen Bank International AG (c)................     2,846,676
     37,630  Verbund AG .........................................       887,052
     16,215  voestalpine AG .....................................       826,853
                                                                   ------------
                                                                      8,283,912
                                                                   ------------

             BELGIUM - 0.3%
     22,126  Melexis N.V. .......................................     2,139,129
                                                                   ------------

             BERMUDA - 3.2%
    275,469  Great Eagle Holdings Ltd. ..........................     1,449,354
    417,300  Hongkong Land Holdings Ltd. ........................     3,004,560
    923,884  Kerry Properties Ltd. ..............................     3,826,060
  2,982,326  Nine Dragons Paper Holdings Ltd. ...................     5,864,167
  1,053,641  NWS Holdings Ltd. ..................................     2,052,898
    480,015  Orient Overseas International Ltd. .................     4,507,284
                                                                   ------------
                                                                     20,704,323
                                                                   ------------

             CANADA - 2.6%
     10,822  Canadian Tire Corp., Ltd., Class A .................     1,347,297
    170,815  Husky Energy, Inc. (c)..............................     2,138,353
     14,825  Industrial Alliance Insurance & Financial Services,
                Inc. ............................................       671,298
     59,541  Magna International, Inc. ..........................     3,177,588
     72,463  Manulife Financial Corp. ...........................     1,469,877
      8,977  Onex Corp. .........................................       692,763
     56,739  Open Text Corp. ....................................     1,830,745
     88,169  Teck Resources Ltd., Class B .......................     1,856,301
     61,456  West Fraser Timber Co., Ltd. .......................     3,546,249
                                                                   ------------
                                                                     16,730,471
                                                                   ------------

             CAYMAN ISLANDS - 2.8%
    235,566  ASM Pacific Technology Ltd. ........................     3,392,541
    285,102  CK Asset Holdings Ltd. .............................     2,359,548
     52,130  CK Hutchison Holdings Ltd. .........................       666,340
    876,658  Kingboard Chemical Holdings Ltd. ...................     4,640,510
  2,515,410  Lee & Man Paper Manufacturing Ltd. .................     3,220,095
    403,446  Shimao Property Holdings Ltd. ......................       874,901


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
  2,912,054  Xinyi Glass Holdings Ltd. ..........................  $  2,877,907
                                                                   ------------
                                                                     18,031,842
                                                                   ------------

             DENMARK - 1.7%
     37,530  Danske Bank A.S. ...................................     1,500,902
     34,867  Dfds A.S. ..........................................     1,991,925
     49,350  DSV A.S. ...........................................     3,733,239
      3,317  Genmab A.S. (c).....................................       732,282
     27,569  H Lundbeck A.S. ....................................     1,590,759
    247,787  TDC A.S. ...........................................     1,451,795
                                                                   ------------
                                                                     11,000,902
                                                                   ------------

             FINLAND - 0.9%
     32,761  Neste OYJ ..........................................     1,430,712
    131,093  Outokumpu OYJ ......................................     1,361,912
    108,132  Stora Enso OYJ, Class R ............................     1,527,225
     54,407  UPM-Kymmene OYJ ....................................     1,474,482
                                                                   ------------
                                                                      5,794,331
                                                                   ------------

             FRANCE - 7.7%
     64,145  Alstom S.A. ........................................     2,724,339
     25,841  Atos SE ............................................     4,008,569
     11,316  BioMerieux .........................................       921,094
     10,543  Cie Generale des Etablissements Michelin ...........     1,538,905
     35,108  Cie Plastic Omnium S.A. ............................     1,501,881
     94,193  CNP Assurances .....................................     2,207,609
     40,743  Eurazeo S.A. .......................................     3,641,898
     67,190  Faurecia ...........................................     4,663,859
     25,577  Ipsen S.A. .........................................     3,399,302
      7,435  Kering .............................................     2,961,802
      5,805  LVMH Moet Hennessy Louis Vuitton SE ................     1,601,684
    311,185  Natixis S.A. .......................................     2,489,935
     13,305  Orpea ..............................................     1,575,663
    126,946  Peugeot S.A. .......................................     3,023,255
     29,423  Renault S.A. .......................................     2,890,154
     70,425  Rexel S.A. .........................................     1,218,565
     26,084  Rubis S.C.A. .......................................     1,662,591
     25,199  Societe Generale S.A. ..............................     1,475,286
     44,881  Ubisoft Entertainment S.A. (c)......................     3,085,089
     47,979  Valeo S.A. .........................................     3,560,026
                                                                   ------------
                                                                     50,151,506
                                                                   ------------

             GERMANY - 5.9%
     13,450  adidas AG ..........................................     3,042,601
      3,468  Allianz SE .........................................       778,572
     21,015  Bayerische Motoren Werke AG ........................     2,131,814
     25,996  Daimler AG .........................................     2,072,994
    197,096  Deutsche Lufthansa AG ..............................     5,476,602
     77,631  Deutsche Wohnen SE .................................     3,295,735
     19,654  Freenet AG .........................................       657,150


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     14,415  Hella KGaA Hueck & Co. .............................  $    849,725
     11,577  HOCHTIEF AG ........................................     1,953,228
     62,580  Infineon Technologies AG ...........................     1,573,199
     19,656  MTU Aero Engines AG ................................     3,135,081
     23,430  Porsche Automobil Holding SE (Preference Shares) ...     1,498,133
     30,483  Rheinmetall AG .....................................     3,435,616
     13,982  Siemens AG .........................................     1,969,819
      8,787  Volkswagen AG (Preference Shares) ..................     1,433,179
     72,543  Vonovia SE .........................................     3,086,588
     23,066  Wirecard AG ........................................     2,110,328
                                                                   ------------
                                                                     38,500,364
                                                                   ------------

             HONG KONG - 2.9%
    451,217  Hang Lung Group Ltd. ...............................     1,620,236
    246,539  Hang Lung Properties Ltd. ..........................       585,134
    568,372  Henderson Land Development Co., Ltd. ...............     3,765,330
    183,757  I-CABLE Communications Ltd. (c).....................         6,116
    521,155  New World Development Co., Ltd. ....................       748,548
  2,736,281  Sun Art Retail Group Ltd. ..........................     2,539,561
    218,567  Sun Hung Kai Properties Ltd. .......................     3,550,637
     64,327  Swire Pacific Ltd., Class A ........................       624,198
    298,694  Wharf Holdings (The) Ltd. ..........................     2,661,312
    404,660  Wheelock & Co., Ltd. ...............................     2,846,545
                                                                   ------------
                                                                     18,947,617
                                                                   ------------

             IRELAND - 0.4%
     60,106  Kingspan Group PLC .................................     2,555,993
                                                                   ------------

             ISRAEL - 0.3%
    113,611  Mizrahi Tefahot Bank Ltd. ..........................     2,035,471
                                                                   ------------

             ITALY - 1.6%
    215,972  Brembo S.p.A. ......................................     3,655,285
     24,966  Buzzi Unicem S.p.A. ................................       673,947
     39,278  Industria Macchine Automatiche S.p.A. ..............     3,730,061
  2,842,777  Telecom Italia S.p.A. (c)...........................     2,662,703
                                                                   ------------
                                                                     10,721,996
                                                                   ------------

             JAPAN - 25.4%
     50,500  Aisin Seiki Co., Ltd. ..............................     2,661,320
     45,000  Alps Electric Co., Ltd. ............................     1,187,336
     63,700  ANA Holdings, Inc. .................................     2,411,005
     51,430  Asahi Glass Co., Ltd. ..............................     1,908,200
    150,850  Asahi Kasei Corp. ..................................     1,856,719
     46,810  Bridgestone Corp. ..................................     2,124,078
     17,100  Central Japan Railway Co. ..........................     2,998,294
    193,076  Chubu Electric Power Co., Inc. .....................     2,397,042
     59,700  Chugoku Electric Power (The) Co., Inc. .............       634,006
     20,400  Coca-Cola Bottlers Japan, Inc. .....................       661,720
     43,500  CyberAgent, Inc. ...................................     1,267,985


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
    214,700  Daicel Corp. .......................................  $  2,587,276
     27,700  Denso Corp. ........................................     1,401,432
     50,400  DIC Corp. ..........................................     1,825,194
      3,300  Disco Corp. ........................................       671,291
     83,500  Electric Power Development Co., Ltd. ...............     2,097,054
    519,000  Fuji Electric Co., Ltd. ............................     2,878,080
    138,000  Fuji Media Holdings, Inc. ..........................     1,963,457
     83,000  Fujitsu Ltd. .......................................       616,571
     20,200  Hankyu Hanshin Holdings, Inc. ......................       766,532
     22,934  Hitachi Chemical Co., Ltd. .........................       628,762
     25,000  Hitachi Construction Machinery Co., Ltd. ...........       740,946
     90,762  Hitachi Metals Ltd. ................................     1,263,126
     42,960  Honda Motor Co., Ltd. ..............................     1,272,097
     91,400  Idemitsu Kosan Co., Ltd. ...........................     2,578,938
     82,900  IHI Corp. ..........................................     2,880,595
    206,886  Iida Group Holdings Co., Ltd. ......................     3,688,188
     47,590  Isuzu Motors Ltd. ..................................       630,586
     45,000  ITOCHU Corp. .......................................       737,036
     87,600  Itochu Techno-Solutions Corp. ......................     3,269,673
    103,216  Japan Airlines Co., Ltd. ...........................     3,492,971
    131,000  JXTG Holdings, Inc. ................................       673,947
    202,000  Kajima Corp. .......................................     2,006,985
    105,800  Kansai Electric Power (The) Co., Inc. ..............     1,353,469
     47,900  KDDI Corp. .........................................     1,263,002
    216,300  Konica Minolta, Inc. ...............................     1,776,149
    170,786  Kuraray Co., Ltd. ..................................     3,193,368
     24,600  LIXIL Group Corp. ..................................       652,794
    133,440  Mazda Motor Corp. ..................................     2,045,625
    482,400  Mebuki Financial Group, Inc. .......................     1,864,866
    193,700  Minebea Mitsumi Inc. ...............................     3,029,656
    247,500  Mitsubishi Chemical Holdings Corp. .................     2,357,876
    125,500  Mitsubishi Gas Chemical Co., Inc. ..................     2,941,066
     85,536  Mitsubishi Materials Corp. .........................     2,956,988
    129,500  Mitsubishi UFJ Lease & Finance Co., Ltd. ...........       685,910
     41,500  Mitsui OSK Lines Ltd. ..............................     1,257,632
     51,400  Mixi, Inc. .........................................     2,480,355
     81,700  NEC Corp. ..........................................     2,214,486
    130,300  Nichirei Corp. .....................................     3,271,251
     44,858  Nippon Telegraph & Telephone Corp. .................     2,055,834
     72,800  Nippon Television Holdings, Inc. ...................     1,278,407
    199,400  Nissan Motor Co., Ltd. .............................     1,974,950
    178,858  NSK Ltd. ...........................................     2,411,265
     26,400  NTT DOCOMO, Inc. ...................................       603,077
    155,000  Oji Holdings Corp. .................................       836,125
     87,000  ORIX Corp. .........................................     1,402,902
     36,006  Osaka Gas Co., Ltd. ................................       669,403
    173,100  Persol Holdings Co., Ltd. ..........................     4,035,026
    192,800  Recruit Holdings Co., Ltd. .........................     4,175,549
     43,700  SCREEN Holdings Co., Ltd. ..........................     3,029,193


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
    193,000  Sega Sammy Holdings, Inc. ..........................  $  2,696,254
     80,000  Seibu Holdings, Inc. ...............................     1,366,452
    115,600  Sekisui House Ltd. .................................     1,948,326
     45,300  Sharp Corp. (b) (c).................................     1,366,750
     18,500  Sompo Holdings, Inc. ...............................       719,778
    114,800  Start Today Co., Ltd. ..............................     3,637,076
     36,960  Subaru Corp. .......................................     1,333,549
    239,400  Sumitomo Corp. .....................................     3,443,403
     38,400  Sumitomo Heavy Industries Ltd. .....................     1,539,071
    190,450  Sumitomo Rubber Industries Ltd. ....................     3,489,961
     45,900  Suzuki Motor Corp. .................................     2,407,481
     44,200  T&D Holdings, Inc. .................................       641,641
     74,600  Taiheiyo Cement Corp. ..............................     2,880,578
     20,600  TDK Corp. ..........................................     1,398,658
     67,700  Teijin Ltd. ........................................     1,334,447
    103,700  THK Co., Ltd. ......................................     3,529,625
    328,400  Tokyo Electric Power Co., Holdings, Inc. (c)........     1,324,982
      4,600  Tokyo Electron Ltd. ................................       706,403
    109,880  Tosoh Corp. ........................................     2,476,389
    116,800  Toyo Seikan Group Holdings Ltd. ....................     1,951,424
     24,600  Toyoda Gosei Co., Ltd. .............................       581,305
     39,900  Toyota Industries Corp. ............................     2,294,184
     37,300  Toyota Motor Corp. .................................     2,224,243
     64,100  Toyota Tsusho Corp. ................................     2,104,861
     94,300  Yaskawa Electric Corp. .............................     2,987,598
                                                                   ------------
                                                                    164,979,105
                                                                   ------------

             JERSEY - 0.6%
    654,550  Glencore PLC .......................................     2,999,672
    160,652  IWG PLC ............................................       666,272
                                                                   ------------
                                                                      3,665,944
                                                                   ------------

             LUXEMBOURG - 0.8%
     75,986  ArcelorMittal (c)...................................     1,960,057
    214,845  Subsea 7 S.A. ......................................     3,525,675
                                                                   ------------
                                                                      5,485,732
                                                                   ------------

             MAURITIUS - 0.4%
  9,303,200  Golden Agri-Resources Ltd. .........................     2,571,934
                                                                   ------------

             NETHERLANDS - 2.1%
     33,597  Airbus SE ..........................................     3,192,944
      7,714  Akzo Nobel N.V. ....................................       712,234
    141,262  Altice N.V., Class A (c)............................     2,829,096
     43,975  Koninklijke Vopak N.V. .............................     1,928,497
     11,070  Randstad Holding N.V. ..............................       684,797
    209,170  STMicroelectronics N.V. (b).........................     4,042,015
                                                                   ------------
                                                                     13,389,583
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NEW ZEALAND - 0.1%
    110,154  Fletcher Building Ltd. .............................  $    635,718
                                                                   ------------

             NORWAY - 0.7%
    331,139  Norsk Hydro ASA ....................................     2,407,301
     49,945  Yara International ASA .............................     2,236,849
                                                                   ------------
                                                                      4,644,150
                                                                   ------------

             PORTUGAL - 0.0%
     81,454  Banco Espirito Santo S.A. (c) (d) (e)...............             0
                                                                   ------------

             SINGAPORE - 0.9%
     88,200  City Developments Ltd. .............................       736,707
    967,600  Global Logistic Properties Ltd. ....................     2,353,997
  1,544,700  Hutchison Port Holdings Trust ......................       664,221
    266,400  Singapore Airlines Ltd. ............................     1,971,806
                                                                   ------------
                                                                      5,726,731
                                                                   ------------

             SOUTH KOREA - 12.2%
     27,322  BGF retail Co., Ltd. ...............................     1,979,941
     17,441  E-MART, Inc. .......................................     3,174,967
     48,481  GS Holdings Corp. ..................................     2,776,753
     77,577  Hana Financial Group, Inc. .........................     3,207,117
     65,722  Hankook Tire Co., Ltd. .............................     3,454,371
    135,718  Hanwha Chemical Corp. ..............................     3,845,156
    118,653  Hanwha Life Insurance Co., Ltd. ....................       709,629
      5,292  Hyosung Corp. ......................................       672,271
     43,407  Hyundai Engineering & Construction Co., Ltd. .......     1,453,406
      4,872  Hyundai Glovis Co., Ltd. ...........................       629,551
      3,255  Hyundai Heavy Industries Co., Ltd. (c)..............       412,079
     14,879  Hyundai Mobis Co., Ltd. ............................     3,117,789
     18,183  Hyundai Motor Co. ..................................     2,389,262
     49,013  Hyundai Steel Co. ..................................     2,259,472
     58,749  Industrial Bank of Korea ...........................       738,626
     29,234  KB Financial Group, Inc. ...........................     1,431,901
     96,729  Kia Motors Corp. ...................................     2,672,958
     77,137  Korea Electric Power Corp. .........................     2,626,571
      3,317  Korea Zinc Co., Ltd. ...............................     1,434,997
     14,723  KT&G Corp. .........................................     1,356,159
      2,436  LG Chem, Ltd. ......................................       833,729
     40,844  LG Corp. ...........................................     2,874,254
     94,771  LG Display Co., Ltd. ...............................     2,527,833
     31,650  LG Electronics, Inc. ...............................     2,276,998
    250,578  LG Uplus Corp. .....................................     2,920,693
      9,682  Lotte Chemical Corp. ...............................     3,195,352
    228,383  NH Investment & Securities Co., Ltd. ...............     2,711,842
      4,912  POSCO ..............................................     1,359,501
     21,401  S-Oil Corp. ........................................     2,382,353
     20,608  Samsung Electro-Mechanics Co., Ltd. ................     1,835,261
      1,378  Samsung Electronics Co., Ltd. ......................     3,084,814
      5,903  SK Holdings Co., Ltd. ..............................     1,484,318


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
     70,951  SK Hynix, Inc. .....................................  $  5,135,407
     21,503  SK Innovation Co., Ltd. ............................     3,736,061
     11,353  SK Telecom Co., Ltd. ...............................     2,527,625
                                                                   ------------
                                                                     79,229,017
                                                                   ------------

             SPAIN - 1.4%
    104,294  Banco Santander S.A. ...............................       728,127
     53,991  Grupo Catalana Occidente S.A. ......................     2,273,620
     96,858  International Consolidated Airlines Group S.A. .....       770,302
    931,735  Mapfre S.A. ........................................     3,032,753
    124,180  Repsol S.A. ........................................     2,288,119
     27,002  Siemens Gamesa Renewable Energy S.A. ...............       352,486
                                                                   ------------
                                                                      9,445,407
                                                                   ------------

             SWEDEN - 4.3%
     42,861  Boliden AB .........................................     1,450,819
    240,771  Castellum AB (b)....................................     3,777,890
    122,393  Fastighets AB Balder, Class B (c)...................     3,182,708
    215,379  Hufvudstaden AB, Class A ...........................     3,675,635
    138,130  Industrivarden AB, Class A .........................     3,686,904
     75,832  Investor AB, Class B ...............................     3,745,560
     47,086  L E Lundbergforetagen AB, Class B ..................     3,763,458
     30,254  Saab AB, Class B ...................................     1,535,563
    172,995  Volvo AB, Class B ..................................     3,334,628
                                                                   ------------
                                                                     28,153,165
                                                                   ------------

             SWITZERLAND - 2.2%
      9,025  Adecco Group AG ....................................       702,726
     21,012  Dufry AG (c)........................................     3,337,270
     21,667  LafargeHolcim Ltd. .................................     1,266,435
     80,532  Logitech International S.A. ........................     2,936,526
      6,782  SFS Group AG .......................................       826,433
        299  Sika AG ............................................     2,224,707
      1,369  Straumann Holding AG ...............................       879,349
      3,971  Swiss Life Holding AG ..............................     1,398,780
      8,036  Temenos Group AG ...................................       819,907
                                                                   ------------
                                                                     14,392,133
                                                                   ------------

             UNITED KINGDOM - 8.3%
    341,876  3i Group PLC .......................................     4,182,579
    126,047  Anglo American PLC .................................     2,262,455
     61,978  Ashtead Group PLC ..................................     1,494,079
     42,397  ASOS PLC (c)........................................     3,383,153
    481,624  Aviva PLC ..........................................     3,320,460
     79,766  BAE Systems PLC ....................................       674,988
    281,321  Barratt Developments PLC ...........................     2,316,482
     75,830  Bellway PLC ........................................     3,350,154
    199,791  easyJet PLC ........................................     3,258,152
    841,988  G4S PLC ............................................     3,139,958
    423,138  GKN PLC ............................................     1,961,837


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    304,458  Inchcape PLC .......................................  $  3,520,813
    387,758  J Sainsbury PLC ....................................     1,236,118
    664,969  JD Sports Fashion PLC ..............................     3,337,014
    628,584  Kingfisher PLC .....................................     2,514,273
    689,392  Melrose Industries PLC .............................     1,965,815
    115,862  NMC Health PLC .....................................     4,271,067
    121,575  Prudential PLC .....................................     2,910,396
    207,731  Rentokil Initial PLC ...............................       836,749
     63,285  Smiths Group PLC ...................................     1,337,326
     41,046  Spectris PLC .......................................     1,325,540
     48,238  St. James's Place PLC ..............................       740,762
    277,989  Taylor Wimpey PLC ..................................       728,248
                                                                   ------------
                                                                     54,068,418
                                                                   ------------
             TOTAL COMMON STOCKS ................................   613,884,898
             (Cost $552,798,101)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 5.4%

             AUSTRALIA - 2.5%
    429,889  Dexus ..............................................     3,203,447
    815,498  GPT (The) Group ....................................     3,172,796
  1,917,768  Mirvac Group .......................................     3,444,840
    979,000  Scentre Group ......................................     3,017,955
  1,484,070  Vicinity Centres ...................................     3,096,518
                                                                   ------------
                                                                     15,935,556
                                                                   ------------

             CANADA - 0.2%
     25,658  Canadian Apartment Properties REIT (b)..............       693,604
     32,638  RioCan Real Estate Investment Trust ................       625,949
                                                                   ------------
                                                                      1,319,553
                                                                   ------------

             FRANCE - 1.0%
     15,291  Fonciere Des Regions ...............................     1,588,386
     14,133  Gecina S.A. ........................................     2,291,761
     32,879  Klepierre S.A. .....................................     1,290,530
      5,481  Unibail-Rodamco SE .................................     1,332,847
                                                                   ------------
                                                                      6,503,524
                                                                   ------------

             HONG KONG - 1.0%
  4,184,692  Champion REIT ......................................     2,887,435
    457,070  Link REIT ..........................................     3,703,791
                                                                   ------------
                                                                      6,591,226
                                                                   ------------

             SPAIN - 0.5%
    228,692  Merlin Properties Socimi S.A. ......................     3,167,811
                                                                   ------------

             UNITED KINGDOM - 0.2%
    224,639  Segro PLC ..........................................     1,613,447
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    35,131,117
             (Cost $33,661,666)                                    ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
MONEY MARKET FUNDS - 1.1%
  7,178,227  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.87% (f) (g).......  $  7,178,227
             (Cost $7,178,227)                                     ------------

             TOTAL INVESTMENTS - 100.9% .........................   656,194,242
             (Cost $593,637,994) (h)

             NET OTHER ASSETS AND LIABILITIES - (0.9%) ..........    (5,666,943)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $650,527,299
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,898,347 and the total value of the collateral held by the Fund is $7,178,227.

(c)   Non-income producing security.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   This security serves as collateral for securities on loan.

(g)   Rate shown reflects yield as of September 30, 2017.

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $70,149,531 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,593,283. The net unrealized appreciation was $62,556,248.


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Portugal...................................  $            --* $          --  $            --  $           --*
   Other Country Categories**.................      613,884,898    613,884,898               --              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................      613,884,898    613,884,898               --              --*
Real Estate Investment Trusts**...............       35,131,117     35,131,117               --              --
Money Market Funds............................        7,178,227      7,178,227               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   656,194,242  $6 56,194,242  $            --  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2017
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   20.2%
Industrials                              19.1
Materials                                14.3
Real Estate                              12.8
Information Technology                   10.2
Financials                                9.8
Energy                                    4.2
Consumer Staples                          2.6
Utilities                                 2.5
Telecommunication Services                2.2
Health Care                               2.1
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                             25.1%
Euro                                     23.1
South Korean Won                         12.1
Hong Kong Dollar                          9.3
British Pound Sterling                    9.2
Australian Dollar                         5.8
Swedish Krona                             4.3
Canadian Dollar                           2.7
Swiss Franc                               2.2
Danish Krone                              1.7
US Dollar                                 1.7
Norwegian Krone                           1.2
Singapore Dollar                          1.2
Israeli Shekel                            0.3
New Zealand Dollar                        0.1
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

   SHARES                          DESCRIPTION                          VALUE
-------------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 98.8%

               BERMUDA - 1.3%
      942,463  Haier Electronics Group Co., Ltd. ..................  $  2,297,160
      810,377  Hanergy Thin Film Power Group Ltd. (b) (c)..........             0
    3,106,140  Kunlun Energy Co., Ltd. ............................     3,033,930
                                                                     ------------
                                                                        5,331,090
                                                                     ------------

               BRAZIL - 9.8%
      155,146  Banco Bradesco S.A. (Preference Shares) ............     1,716,959
      202,856  Banco do Brasil S.A. ...............................     2,235,345
      165,175  Banco Santander Brasil S.A. ........................     1,441,497
      413,862  Centrais Eletricas Brasileiras S.A., Class B
                  (Preference Shares) .............................     2,964,978
      280,268  Cia de Saneamento Basico do Estado de Sao Paulo ....     2,945,020
      175,333  Cia de Transmissao de Energia Electrica Paulista
                  (Preference Shares) .............................     3,782,186
      221,266  Cia Energetica de Minas Gerais (Preference
                  Shares) .........................................       557,505
       38,838  Equatorial Energia S.A. ............................       751,094
      316,381  Fibria Celulose S.A. ...............................     4,280,481
      180,750  Itau Unibanco Holding S.A. (Preference Shares) .....     2,473,995
      961,470  Itausa - Investimentos Itau S.A. (Preference
                  Shares) .........................................     3,348,441
      301,452  Klabin S.A. ........................................     1,746,568
      343,901  Kroton Educacional S.A. ............................     2,177,104
      516,624  Suzano Papel e Celulose S.A., Class A (Preference
                  Shares) .........................................     2,986,718
      146,538  Telefonica Brasil S.A. (Preference Shares) .........     2,335,151
      323,788  Vale S.A. (Preference Shares) ......................     3,019,970
                                                                     ------------
                                                                       38,763,012
                                                                     ------------

               CAYMAN ISLANDS - 18.9%
    4,315,949  Agile Group Holdings Ltd. ..........................     6,298,558
    3,881,147  China Evergrande Group (c) (d)......................    13,539,000
    3,853,985  China Resources Cement Holdings Ltd. ...............     2,368,161
      531,729  China Resources Land Ltd. ..........................     1,626,853
    4,804,468  China Zhongwang Holdings Ltd. (d)...................     2,454,021
    3,997,650  Country Garden Holdings Co., Ltd. ..................     6,356,036
    2,348,949  Geely Automobile Holdings Ltd. .....................     6,615,403
      522,134  Kingsoft Corp., Ltd. ...............................     1,216,504
    1,312,059  Longfor Properties Co., Ltd. .......................     3,308,869
      357,303  Minth Group Ltd. ...................................     1,870,768
    1,951,120  Nexteer Automotive Group Ltd. ......................     3,341,951
    1,161,870  Semiconductor Manufacturing International
                  Corp. (c)........................................     1,311,856
    2,772,548  Sunac China Holdings Ltd. ..........................    12,688,641
      393,949  Sunny Optical Technology Group Co., Ltd. ...........     6,263,565
    2,417,521  Zhongsheng Group Holdings Ltd. .....................     5,236,374
                                                                     ------------
                                                                       74,496,560
                                                                     ------------

               CHILE - 1.5%
    1,798,629  AES Gener S.A. .....................................       624,132
    1,975,469  Enel Generacion Chile S.A. .........................     1,728,092
      172,160  Latam Airlines Group S.A. ..........................     2,262,382
       21,033  Sociedad Quimica y Minera de Chile S.A., Class B
                  (Preference Shares) .............................     1,164,414
                                                                     ------------
                                                                        5,779,020
                                                                     ------------


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   SHARES                          DESCRIPTION                          VALUE
-------------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               CHINA - 17.4%
    7,353,950  Aluminum Corp. of China, Ltd., Class H (c)..........  $  6,599,312
    4,042,244  Angang Steel Co., Ltd., Class H ....................     3,565,347
      211,772  Anhui Conch Cement Co., Ltd., Class H ..............       844,475
    3,165,141  BAIC Motor Corp. Ltd., Class H (e)..................     3,002,419
    8,013,314  BOE Technology Group Co., Ltd., Class B ............     3,805,801
    2,039,657  China Communications Construction Co., Ltd.,
                  Class H .........................................     2,545,785
    4,472,386  China National Building Material Co., Ltd.,
                  Class H (d)......................................     3,097,395
    1,014,168  China Railway Construction Corp., Ltd., Class H ....     1,285,302
    5,900,081  China Telecom Corp., Ltd., Class H .................     3,021,189
    2,070,047  Chongqing Changan Automobile Co., Ltd., Class B ....     2,737,414
    4,710,202  COSCO SHIPPING Holdings Co., Ltd., Class H (c)......     2,526,467
    1,418,029  CSSC Offshore and Marine Engineering Group Co.,
                  Ltd., Class H (d)................................     2,541,401
    3,201,715  Dongfeng Motor Group Co., Ltd., Class H ............     4,229,825
    2,526,505  Great Wall Motor Co., Ltd., Class H (b).............     3,104,927
    1,797,282  Guangzhou Automobile Group Co., Ltd., Class H ......     4,159,821
    6,233,146  Huaneng Renewables Corp., Ltd., Class H ............     2,058,671
    2,589,468  Inner Mongolia Yitai Coal Co., Ltd., Class B .......     3,884,202
    2,309,339  Jiangxi Copper Co., Ltd., Class H ..................     3,648,067
    5,987,665  Maanshan Iron & Steel Co., Ltd., Class H (c)........     2,928,066
    4,074,443  Weichai Power Co., Ltd., Class H ...................     4,464,800
    4,626,138  Yanzhou Coal Mining Co., Ltd., Class H .............     4,554,125
                                                                     ------------
                                                                       68,604,811
                                                                     ------------

               COLOMBIA - 0.9%
      721,549  Interconexion Electrica S.A. ESP ...................     3,361,282
                                                                     ------------

               CZECH REPUBLIC - 0.6%
      125,039  CEZ A.S. ...........................................     2,510,125
                                                                     ------------

               EGYPT - 0.2%
      171,848  Commercial International Bank Egypt SAE ............       794,006
                                                                     ------------

               HONG KONG - 6.6%
      556,364  Beijing Enterprises Holdings Ltd. ..................     2,991,358
    1,781,640  China Everbright Ltd. ..............................     4,096,248
    4,489,905  China Jinmao Holdings Group Ltd. ...................     2,258,862
      490,871  China Merchants Port Holdings Co., Ltd. ............     1,514,413
    1,258,319  China Overseas Land & Investment Ltd. ..............     4,091,518
    1,594,159  China Resources Power Holdings Co., Ltd. ...........     2,877,470
      593,919  China Taiping Insurance Holdings Co., Ltd. .........     1,589,035
      734,283  Shanghai Industrial Holdings Ltd. ..................     2,223,078
    3,256,753  Shenzhen Investment Ltd. ...........................     1,475,870
    4,594,022  Sino-Ocean Land Holdings Ltd. ......................     3,064,014
                                                                     ------------
                                                                       26,181,866
                                                                     ------------

               INDIA - 7.6%
      275,043  Adani Ports & Special Economic Zone Ltd. ...........     1,591,645
       39,879  Bajaj Finance Ltd. .................................     1,120,971
      430,180  Bharat Heavy Electricals Ltd. ......................       553,201
      123,898  GAIL India Ltd. ....................................       794,468
       32,373  HDFC Bank Ltd. .....................................       892,116


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   SHARES                          DESCRIPTION                          VALUE
-------------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               INDIA (CONTINUED)
      957,755  Hindalco Industries Ltd. ...........................  $  3,530,732
      399,814  Hindustan Petroleum Corp., Ltd. ....................     2,631,966
      140,427  Indiabulls Housing Finance Ltd. ....................     2,571,199
      496,312  JSW Steel Ltd. .....................................     1,894,982
       44,483  Larsen & Toubro Ltd. ...............................       779,746
      623,115  Punjab National Bank (c)............................     1,235,355
      141,426  Reliance Industries Ltd. ...........................     1,691,396
    1,290,124  Rural Electrification Corp., Ltd. ..................     3,023,852
      290,255  Tata Steel Ltd. ....................................     2,899,440
      509,575  Vedanta Ltd. .......................................     2,460,111
      452,908  Yes Bank Ltd. ......................................     2,421,935
                                                                     ------------
                                                                       30,093,115
                                                                     ------------

               INDONESIA - 1.4%
   16,018,673  Adaro Energy Tbk PT ................................     2,170,471
    1,503,456  Bank Negara Indonesia Persero Tbk PT ...............       826,013
    2,147,791  Semen Indonesia Persero Tbk PT .....................     1,614,551
      350,757  United Tractors Tbk PT .............................       833,338
                                                                     ------------
                                                                        5,444,373
                                                                     ------------

               MALAYSIA - 2.0%
      571,400  CIMB Group Holdings Bhd ............................       852,533
    1,167,600  Genting Malaysia Bhd ...............................     1,487,670
    1,739,200  MISC Bhd ...........................................     3,006,788
      695,700  Tenaga Nasional Bhd ................................     2,359,366
                                                                     ------------
                                                                        7,706,357
                                                                     ------------

               MEXICO - 2.1%
      152,768  Grupo Elektra S.A.B. de C.V. .......................     6,921,288
       56,092  Industrias Penoles S.A.B. de C.V. ..................     1,396,602
                                                                     ------------
                                                                        8,317,890
                                                                     ------------

               NETHERLANDS - 0.7%
       64,118  X5 Retail Group N.V., GDR (c).......................     2,878,257
                                                                     ------------

               POLAND - 4.3%
      235,495  Cyfrowy Polsat S.A. ................................     1,674,732
       73,824  KGHM Polska Miedz S.A. .............................     2,375,154
          840  LPP S.A. ...........................................     1,881,206
    1,249,791  PGE Polska Grupa Energetyczna S.A. (c) .............     4,555,281
      113,983  Polski Koncern Naftowy ORLEN S.A. ..................     3,801,516
    1,444,011  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......     2,686,992
                                                                     ------------
                                                                       16,974,881
                                                                     ------------

               RUSSIA - 10.1%
    1,206,017  Aeroflot PJSC ......................................     3,854,184
    1,781,002  Alrosa PJSC ........................................     2,546,499
1,131,275,688  Federal Grid Co. Unified Energy System PJSC ........     3,362,774
    1,584,142  Gazprom PJSC .......................................     3,363,137
   50,495,075  Inter RAO UES PJSC .................................     3,256,388


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   SHARES                          DESCRIPTION                          VALUE
-------------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               RUSSIA (CONTINUED)
       67,971  LUKOIL PJSC ........................................  $  3,618,192
      147,786  PhosAgro PJSC, GDR .................................     2,105,950
    2,106,426  Rostelecom PJSC ....................................     2,538,251
  217,184,563  RusHydro PJSC ......................................     3,212,490
       50,034  Severstal PJSC .....................................       755,812
    6,879,846  Surgutneftegas OJSC ................................     3,525,981
      582,805  Tatneft PJSC .......................................     4,163,978
        1,170  Transneft PJSC (Preference Shares) .................     3,605,942
                                                                     ------------
                                                                       39,909,578
                                                                     ------------

               SOUTH AFRICA - 0.2%
      164,657  RMB Holdings Ltd. ..................................       772,281
                                                                     ------------

               TAIWAN - 6.1%
      563,171  Advanced Semiconductor Engineering, Inc. ...........       689,013
       72,743  Asustek Computer, Inc. .............................       598,515
    7,366,404  AU Optronics Corp. .................................     2,951,517
      145,487  Catcher Technology Co., Ltd. .......................     1,355,365
      448,111  Cathay Financial Holding Co., Ltd. .................       712,272
    1,163,895  CTBC Financial Holding Co., Ltd. ...................       729,257
      829,767  Far Eastern New Century Corp. ......................       656,721
      231,172  Formosa Chemicals & Fibre Corp. ....................       702,878
      707,770  Foxconn Technology Co., Ltd. .......................     2,042,273
      239,812  Hon Hai Precision Industry Co., Ltd. ...............       830,374
    3,477,764  Innolux Corp. ......................................     1,622,819
      417,266  Lite-On Technology Corp. ...........................       595,819
    2,254,438  Nanya Technology Corp. .............................     6,378,802
      243,017  Pegatron Corp. .....................................       630,703
    7,155,074  United Microelectronics Corp. ......................     3,574,706
                                                                     ------------
                                                                       24,071,034
                                                                     ------------

               THAILAND - 2.7%
    1,402,100  Indorama Ventures PCL ..............................     1,776,274
      531,300  PTT Exploration & Production PCL ...................     1,425,827
      674,600  PTT Global Chemical PCL ............................     1,557,547
      127,400  PTT PCL ............................................     1,558,597
    1,637,000  Thai Oil PCL .......................................     4,540,405
                                                                     ------------
                                                                       10,858,650
                                                                     ------------

               TURKEY - 4.4%
      443,928  Eregli Demir ve Celik Fabrikalari TAS ..............       963,124
      288,665  Tofas Turk Otomobil Fabrikasi A.S. .................     2,501,852
       29,039  Tupras Turkiye Petrol Rafinerileri A.S. ............       991,073
      218,810  Turkcell Iletisim Hizmetleri A.S. ..................       779,326
      295,616  Turkiye Garanti Bankasi A.S. .......................       803,144
      505,141  Turkiye Halk Bankasi A.S. ..........................     1,718,326
    1,975,230  Turkiye Is Bankasi, Class C ........................     3,758,700
    1,954,593  Turkiye Vakiflar Bankasi TAO, Class D ..............     3,439,649


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

   SHARES                          DESCRIPTION                          VALUE
-------------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               TURKEY (CONTINUED)
    2,067,754  Yapi ve Kredi Bankasi A.S. (c)......................  $  2,507,107
                                                                     ------------
                                                                       17,462,301
                                                                     ------------
               TOTAL COMMON STOCKS ................................   390,310,489
               (Cost $318,492,152)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.9%

               MEXICO - 0.7%
    1,689,016  Fibra Uno Administracion S.A. de C.V. ..............     2,849,345
                                                                     ------------

               SOUTH AFRICA - 0.2%
      372,353  Growthpoint Properties Ltd. ........................       668,317
                                                                     ------------
               TOTAL REAL ESTATE INVESTMENT TRUSTS ................     3,517,662
               (Cost $3,589,255)                                     ------------

MONEY MARKET FUNDS - 1.3%
    5,151,176  Goldman Sachs Financial Square Treasury Obligations
                  Fund - Institutional Class - 0.87% (f) (g).......     5,151,176
               (Cost $5,151,176)                                     ------------

               TOTAL INVESTMENTS - 101.0% .........................   398,979,327
               (Cost $327,232,583) (h)

               NET OTHER ASSETS AND LIABILITIES - (1.0%) ..........    (4,000,223)
                                                                     ------------
               NET ASSETS - 100.0% ................................  $394,979,104
                                                                     ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at 3,104,927 or 0.8% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,880,406 and the total value of the collateral held by the Fund is $5,151,176.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Rate shown reflects yield as of September 30, 2017.

(g)   This security serves as collateral for securities on loan.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $77,232,008 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,485,264. The net unrealized appreciation was $71,746,744.

GDR   Global Depository Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Bermuda....................................  $     5,331,090  $   5,331,090  $            --  $           --*
   China......................................       68,604,811     65,499,884        3,104,927
   Other Country Categories**.................      316,374,588    316,374,588               --              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................      390,310,489    387,205,562        3,104,927              --*
Real Estate Investment Trusts**...............        3,517,662      3,517,662               --              --
Money Market Funds............................        5,151,176      5,151,176               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   398,979,327  $ 395,874,400  $     3,104,927  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2017
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                16.6%
Real Estate                              14.8
Financials                               13.2
Energy                                   13.2
Consumer Discretionary                   11.8
Utilities                                10.6
Information Technology                    8.6
Industrials                               8.3
Telecommunication Services                2.2
Consumer Staples                          0.7
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AEROSPACE & DEFENSE - 0.8%
     11,493  MTU Aero Engines AG ................................  $  1,833,104
                                                                   ------------

             AIRLINES - 4.5%
    356,192  Deutsche Lufthansa AG ..............................     9,897,318
                                                                   ------------

             AUTO COMPONENTS - 6.2%
     22,537  Continental AG .....................................     5,720,184
    131,748  Hella KGaA Hueck & Co. .............................     7,766,184
                                                                   ------------
                                                                     13,486,368
                                                                   ------------

             AUTOMOBILES - 11.4%
     69,853  Bayerische Motoren Werke AG ........................     7,086,061
     89,596  Daimler AG .........................................     7,144,635
     86,568  Porsche Automobil Holding SE (Preference Shares) ...     5,535,226
     31,933  Volkswagen AG (Preference Shares) ..................     5,208,343
                                                                   ------------
                                                                     24,974,265
                                                                   ------------

             BANKS - 3.4%
    544,362  Commerzbank AG (a)..................................     7,405,320
                                                                   ------------

             CHEMICALS - 8.4%
     52,513  BASF SE ............................................     5,588,343
     50,721  Evonik Industries AG ...............................     1,811,603
     29,773  FUCHS PETROLUB SE (Preference Shares) ..............     1,762,602
     64,237  LANXESS AG .........................................     5,068,533
     29,867  Wacker Chemie AG ...................................     4,281,867
                                                                   ------------
                                                                     18,512,948
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.4%
     17,698  HOCHTIEF AG ........................................     2,985,940
                                                                   ------------

             CONSTRUCTION MATERIALS - 0.8%
     16,768  HeidelbergCement AG ................................     1,723,580
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.9%
     43,787  GRENKE AG ..........................................     4,080,634
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.5%
     40,700  OSRAM Licht AG .....................................     3,247,456
                                                                   ------------

             FOOD PRODUCTS - 2.3%
    233,394  Suedzucker AG ......................................     5,013,544
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
     31,238  Carl Zeiss Meditec AG ..............................     1,630,580
                                                                   ------------

             HOUSEHOLD DURABLES - 1.3%
    636,656  Steinhoff International Holdings N.V. (a) ..........     2,838,293
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.4%
     85,384  Rheinmetall AG .....................................     9,623,288
                                                                   ------------

             INSURANCE - 0.8%
     43,408  Talanx AG ..........................................     1,754,850
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INTERNET & DIRECT MARKETING RETAIL - 2.4%
    106,430  Zalando SE (a) (b)..................................  $  5,333,480
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 3.3%
    117,929  United Internet AG .................................     7,341,160
                                                                   ------------

             IT SERVICES - 4.3%
    101,897  Wirecard AG ........................................     9,322,646
                                                                   ------------

             MACHINERY - 9.8%
     54,567  Duerr AG ...........................................     7,297,353
     44,350  Jungheinrich AG (Preference Shares) ................     2,040,342
    106,054  KION Group AG ......................................    10,149,203
     13,998  Krones AG ..........................................     1,944,775
                                                                   ------------
                                                                     21,431,673
                                                                   ------------

             MEDIA - 1.6%
     54,135  Stroeer SE & Co. KGaA (c)...........................     3,540,772
                                                                   ------------

             METALS & MINING - 5.4%
    103,231  Aurubis AG .........................................     8,362,478
    114,124  thyssenkrupp AG ....................................     3,382,195
                                                                   ------------
                                                                     11,744,673
                                                                   ------------

             MULTI-UTILITIES - 5.0%
     82,369  Innogy SE (b).......................................     3,665,786
    325,463  RWE AG (a)..........................................     7,393,256
                                                                   ------------
                                                                     11,059,042
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 15.9%
    211,917  Deutsche Wohnen SE .................................     8,996,692
    404,510  Grand City Properties S.A. .........................     8,533,913
     86,224  LEG Immobilien AG ..................................     8,722,318
    204,146  Vonovia SE .........................................     8,686,086
                                                                   ------------
                                                                     34,939,009
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 2.4%
     55,088  Fraport AG Frankfurt Airport Services Worldwide ....     5,230,817
                                                                   ------------
             TOTAL COMMON STOCKS ................................   218,950,760
             (Cost $193,069,875)                                   ------------

MONEY MARKET FUNDS - 0.0%
     90,449  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.87% (d) (e).......        90,449
             (Cost $90,449)                                        ------------


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.9% ..........................  $219,041,209
             (Cost $193,160,324) (f)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............       257,679
                                                                   ------------
             NET ASSETS - 100.0% ................................  $219,298,888
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $87,579 and the total value of the collateral held by the Fund is $90,449.

(d)   Rate shown reflects yield as of September 30, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,998,839 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,117,954. The net unrealized appreciation was $25,880,885.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   218,950,760  $ 218,950,760 $             --  $           --
Money Market Funds............................           90,449         90,449               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   219,041,209  $ 219,041,209 $             --  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              24.8%
Consumer Discretionary                   22.9
Real Estate                              16.0
Materials                                14.6
Information Technology                    7.6
Financials                                6.0
Utilities                                 5.1
Consumer Staples                          2.3
Health Care                               0.7
                                        ------
TOTAL                                   100.0%
                                        ======


COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Germany                                  94.7%
Luxembourg                                3.9
Netherlands                               1.3
United States                             0.0+
-------------------------------------------------------
TOTAL INVESTMENTS                        99.9
NET OTHER ASSETS AND LIABILITIES          0.1
                                        ------
TOTAL                                   100.0%
                                        ======

+ Amount is less than 0.1%.

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 92.6%

             AEROSPACE & DEFENSE - 5.4%
     95,360  Bombardier, Inc. (a)................................  $    172,722
     13,420  CAE, Inc. ..........................................       234,789
                                                                   ------------
                                                                        407,511
                                                                   ------------

             AIRLINES - 6.0%
     21,581  Air Canada (a)......................................       453,845
                                                                   ------------

             AUTO COMPONENTS - 4.4%
      6,244  Magna International, Inc. ..........................       333,230
                                                                   ------------

             CAPITAL MARKETS - 4.9%
      5,896  Brookfield Asset Management, Inc., Class A .........       243,448
      3,730  IGM Financial, Inc. ................................       125,374
                                                                   ------------
                                                                        368,822
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 3.1%
      5,576  WSP Global, Inc. ...................................       231,978
                                                                   ------------

             CONTAINERS & PACKAGING - 3.6%
      5,717  CCL Industries, Inc., Class B ......................       276,652
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.7%
      3,613  Onex Corp. .........................................       278,818
                                                                   ------------

             ELECTRIC UTILITIES - 0.8%
      1,556  Emera, Inc. ........................................        58,935
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.2%
     10,174  Empire Co., Ltd., Class A ..........................       180,038
      1,758  Metro, Inc. ........................................        60,457
                                                                   ------------
                                                                        240,495
                                                                   ------------

             FOOD PRODUCTS - 1.6%
      4,583  Maple Leaf Foods, Inc. .............................       124,919
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 2.3%
      2,774  Restaurant Brands International, Inc. ..............       177,234
                                                                   ------------

             INSURANCE - 3.3%
      1,333  Industrial Alliance Insurance & Financial Services,
                Inc. ............................................        60,360
      9,257  Manulife Financial Corp. ...........................       187,774
                                                                   ------------
                                                                        248,134
                                                                   ------------

             MEDIA - 1.7%
      3,496  Quebecor, Inc., Class B ............................       131,378
                                                                   ------------

             METALS & MINING - 14.8%
     10,909  Barrick Gold Corp. .................................       175,558
     20,515  First Quantum Minerals Ltd. ........................       230,347
     13,460  Goldcorp, Inc. .....................................       174,756
     28,469  Kinross Gold Corp. (a)..............................       120,698
     16,685  Teck Resources Ltd., Class B .......................       351,284


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING (CONTINUED)
     21,744  Turquoise Hill Resources Ltd. (a)...................  $     67,267
                                                                   ------------
                                                                      1,119,910
                                                                   ------------

             MULTI-UTILITIES - 2.2%
      2,959  ATCO, Ltd., Class I ................................       108,613
      1,800  Canadian Utilities Ltd., Class A ...................        55,901
                                                                   ------------
                                                                        164,514
                                                                   ------------

             MULTILINE RETAIL - 3.5%
      2,422  Dollarama, Inc. ....................................       265,018
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 18.1%
     17,693  ARC Resources Ltd. .................................       243,753
     22,686  Crescent Point Energy Corp. ........................       182,179
      4,661  Enbridge Income Fund Holdings (b)...................       120,060
     25,481  Husky Energy, Inc. (a)..............................       318,985
      9,923  Imperial Oil Ltd. ..................................       316,995
      3,960  Suncor Energy, Inc. ................................       138,786
      2,691  Tourmaline Oil Corp. (a)............................        54,715
                                                                   ------------
                                                                      1,375,473
                                                                   ------------

             PAPER & FOREST PRODUCTS - 4.6%
      6,111  West Fraser Timber Co., Ltd. .......................       352,628
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
     15,185  First Capital Realty, Inc. .........................       239,504
                                                                   ------------

             SOFTWARE - 0.8%
        111  Constellation Software, Inc. .......................        60,559
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.5%
      3,765  Gildan Activewear, Inc. ............................       117,650
                                                                   ------------
             TOTAL COMMON STOCKS ................................     7,027,207
             (Cost $6,640,810)                                     ------------

REAL ESTATE INVESTMENT TRUSTS - 7.1%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.1%
      8,938  Canadian Apartment Properties REIT (b)..............       241,618
      3,407  H&R Real Estate Investment Trust ...................        58,815
     12,466  RioCan Real Estate Investment Trust ................       239,080
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       539,513
             (Cost $527,185)                                       ------------

MONEY MARKET FUNDS - 3.1%
    232,845  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.87% (c) (d).......       232,845
             (Cost $232,845)                                       ------------


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 102.8% .........................  $  7,799,565
             (Cost $7,400,840) (e)

             NET OTHER ASSETS AND LIABILITIES - (2.8%) ..........      (214,423)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  7,585,142
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $219,992 and the total value of the collateral held by the Fund is $232,845.

(c)   Rate shown reflects yield as of September 30, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $460,117 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $61,392. The net unrealized appreciation was $398,725.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     7,027,207  $   7,027,207  $            --  $           --
Real Estate Investment Trusts*................          539,513        539,513               --              --
Money Market Funds............................          232,845        232,845               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     7,799,565  $   7,799,565  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Canada                                   99.7%
United States                             3.1
-------------------------------------------------------
TOTAL INVESTMENTS                       102.8
NET OTHER ASSETS AND LIABILITIES         (2.8)
                                        ------
TOTAL                                   100.0%
                                        ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Canadian Dollar                          50.0%
U.S. Dollar                              50.0%
-------------------------------------------------------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                23.1%
Energy                                   18.2
Industrials                              14.5
Consumer Discretionary                   13.5
Financials                               11.8
Real Estate                              10.3
Consumer Staples                          4.8
Utilities                                 3.0
Information Technology                    0.8
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 74.1%

             AIRLINES - 4.3%
     14,907  Qantas Airways Ltd. ................................  $     68,171
                                                                   ------------

             BEVERAGES - 3.5%
      5,184  Treasury Wine Estates Ltd. .........................        55,668
                                                                   ------------

             BIOTECHNOLOGY - 2.4%
        371  CSL Ltd. ...........................................        38,984
                                                                   ------------

             CAPITAL MARKETS - 1.4%
      1,183  Magellan Financial Group Ltd. ......................        22,790
                                                                   ------------

             CHEMICALS - 1.6%
      1,649  Orica Ltd. .........................................        25,572
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.3%
      9,815  Boral Ltd. .........................................        52,121
                                                                   ------------

             CONTAINERS & PACKAGING - 0.8%
      1,052  Amcor Ltd. .........................................        12,551
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.4%
      3,835  Challenger Ltd. ....................................        37,452
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
      7,932  Telstra Corp., Ltd. ................................        21,714
      5,984  TPG Telecom Ltd. ...................................        22,859
                                                                   ------------
                                                                         44,573
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.7%
        425  Wesfarmers Ltd. ....................................        13,778
        668  Woolworths Ltd. ....................................        13,210
                                                                   ------------
                                                                         26,988
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
        329  Cochlear Ltd. ......................................        41,087
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 1.4%
      1,408  Sonic Healthcare Ltd. ..............................        23,094
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 8.1%
      3,780  Aristocrat Leisure Ltd. ............................        62,266
      2,778  Crown Resorts Ltd. .................................        24,645
     10,131  Star Entertainment Group (The) Ltd. ................        41,641
                                                                   ------------
                                                                        128,552
                                                                   ------------

             INSURANCE - 6.1%
     10,061  Insurance Australia Group Ltd. .....................        50,271
      4,603  Suncorp Group Ltd. .................................        47,118
                                                                   ------------
                                                                         97,389
                                                                   ------------

             IT SERVICES - 1.7%
      2,412  Computershare Ltd. .................................        27,377
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MEDIA - 0.8%
        257  REA Group Ltd. .....................................  $     13,507
                                                                   ------------

             METALS & MINING - 16.4%
      2,198  BHP Billiton Ltd. ..................................        44,448
      6,455  BlueScope Steel Ltd. ...............................        55,544
     16,335  Fortescue Metals Group Ltd. ........................        65,860
        270  Rio Tinto Ltd. .....................................        14,090
     31,817  South32 Ltd. .......................................        81,610
                                                                   ------------
                                                                        261,552
                                                                   ------------

             MULTI-UTILITIES - 2.3%
      2,006  AGL Energy Ltd. ....................................        36,773
                                                                   ------------

             MULTILINE RETAIL - 2.6%
     13,393  Harvey Norman Holdings Ltd. ........................        40,761
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.4%
        540  Caltex Australia Ltd. ..............................        13,597
      2,486  Origin Energy Ltd. (a)..............................        14,586
      1,142  Woodside Petroleum Ltd. ............................        26,067
                                                                   ------------
                                                                         54,250
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.5%
      5,121  LendLease Group ....................................        71,983
                                                                   ------------
             TOTAL COMMON STOCKS ................................     1,181,195
             (Cost $1,032,687)                                     ------------

REAL ESTATE INVESTMENT TRUSTS -25.5%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 25.5%
      8,995  Dexus ..............................................        67,029
      2,167  Goodman Group ......................................        14,006
     14,241  GPT (The) Group ....................................        55,406
     32,026  Mirvac Group .......................................        57,528
     16,843  Scentre Group ......................................        51,922
     15,574  Stockland ..........................................        52,530
     33,179  Vicinity Centres ...................................        69,228
      6,371  Westfield Corp. ....................................        39,180
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       406,829
             (Cost $376,501)                                       ------------

             TOTAL INVESTMENTS - 99.6% ..........................     1,588,024
             (Cost $1,409,188) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............         7,111
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,595,135
                                                                   ============

-----------------------------

(a)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $230,642 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,806. The net unrealized appreciation was $178,836.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,181,195  $   1,181,195  $            --  $           --
Real Estate Investment Trusts*................          406,829        406,829               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     1,588,024  $   1,588,024  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Australia                                99.6%
-------------------------------------------------------
TOTAL INVESTMENTS                        99.6
NET OTHER ASSETS AND LIABILITIES          0.4
                                        ------
TOTAL                                   100.0%
                                        ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              30.2%
Materials                                22.2
Consumer Discretionary                   11.5
Financials                                9.9
Health Care                               6.5
Consumer Staples                          5.2
Industrials                               4.3
Energy                                    3.4
Telecommunication Services                2.8
Utilities                                 2.3
Information Technology                    1.7
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 97.0%

             AEROSPACE & DEFENSE - 3.1%
     35,870  Meggitt PLC ........................................  $    250,423
     47,998  Rolls-Royce Holdings PLC ...........................       570,494
                                                                   ------------
                                                                        820,917
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 1.6%
     81,227  Royal Mail PLC .....................................       418,179
                                                                   ------------

             AIRLINES - 2.8%
     18,881  easyJet PLC ........................................       307,908
     56,087  International Consolidated Airlines Group S.A. .....       446,054
                                                                   ------------
                                                                        753,962
                                                                   ------------

             BEVERAGES - 1.4%
     11,364  Coca-Cola HBC AG ...................................       384,501
                                                                   ------------

             CAPITAL MARKETS - 5.1%
     47,386  3i Group PLC .......................................       579,730
     48,433  Ashmore Group PLC ..................................       220,141
     36,181  St. James's Place PLC ..............................       555,610
                                                                   ------------
                                                                      1,355,481
                                                                   ------------

             CHEMICALS - 2.4%
      4,403  Croda International PLC ............................       223,788
      8,938  Johnson Matthey PLC ................................       409,610
                                                                   ------------
                                                                        633,398
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 6.5%
     38,856  Babcock International Group PLC ....................       430,855
    131,024  G4S PLC ............................................       488,617
     79,344  IWG PLC ............................................       329,064
    125,184  Rentokil Initial PLC ...............................       504,246
                                                                   ------------
                                                                      1,752,782
                                                                   ------------

             CONTAINERS & PACKAGING - 2.3%
     72,240  DS Smith PLC .......................................       477,135
     11,374  RPC Group PLC ......................................       150,964
                                                                   ------------
                                                                        628,099
                                                                   ------------

             DISTRIBUTORS - 0.5%
     11,336  Inchcape PLC .......................................       131,092
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.3%
    107,156  Standard Life Aberdeen PLC .........................       622,458
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
     29,019  BT Group PLC .......................................       110,396
                                                                   ------------

             ELECTRIC UTILITIES - 1.2%
     17,660  SSE PLC ............................................       330,592
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.5%
    141,084  Melrose Industries PLC .............................       402,304
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 3.9%
     74,118  Electrocomponents PLC ..............................  $    616,766
      7,776  Halma PLC ..........................................       116,702
      4,726  Renishaw PLC .......................................       301,633
                                                                   ------------
                                                                      1,035,101
                                                                   ------------

             FOOD & STAPLES RETAILING - 2.9%
    135,927  J Sainsbury PLC ....................................       433,316
    106,383  WM Morrison Supermarkets PLC .......................       333,717
                                                                   ------------
                                                                        767,033
                                                                   ------------

             FOOD PRODUCTS - 2.1%
      2,913  Associated British Foods PLC .......................       124,636
     51,681  Tate & Lyle PLC ....................................       449,103
                                                                   ------------
                                                                        573,739
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
      6,455  Smith & Nephew PLC .................................       116,598
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.7%
     19,564  NMC Health PLC .....................................       721,196
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 2.4%
      5,051  Carnival PLC .......................................       321,022
      5,280  Compass Group PLC ..................................       112,000
      4,312  Whitbread PLC ......................................       217,603
                                                                   ------------
                                                                        650,625
                                                                   ------------

             HOUSEHOLD DURABLES - 11.0%
     60,715  Barratt Developments PLC ...........................       499,945
     14,375  Bellway PLC ........................................       635,084
     13,253  Berkeley Group Holdings PLC ........................       660,103
     15,260  Persimmon PLC ......................................       527,978
    242,714  Taylor Wimpey PLC ..................................       635,838
                                                                   ------------
                                                                      2,958,948
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 1.7%
      2,447  DCC PLC ............................................       237,562
     10,712  Smiths Group PLC ...................................       226,364
                                                                   ------------
                                                                        463,926
                                                                   ------------

             INSURANCE - 8.6%
     48,783  Aviva PLC ..........................................       336,325
     27,003  Hiscox Ltd. ........................................       463,155
     14,255  Jardine Lloyd Thompson Group PLC ...................       233,805
    132,454  Legal & General Group PLC ..........................       461,292
     33,152  Phoenix Group Holdings .............................       335,843
     19,428  Prudential PLC .....................................       465,089
                                                                   ------------
                                                                      2,295,509
                                                                   ------------

             INTERNET & DIRECT MARKETING RETAIL - 0.4%
      1,488  ASOS PLC (a)........................................       118,738
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INTERNET SOFTWARE & SERVICES - 1.3%
     39,175  Just Eat PLC (a) ...................................  $    350,926
                                                                   ------------

             MACHINERY - 1.3%
      4,796  Spirax-Sarco Engineering PLC .......................       355,072
                                                                   ------------

             MEDIA - 0.4%
      5,299  WPP PLC ............................................        98,344
                                                                   ------------

             METALS & MINING - 8.2%
     41,764  Anglo American PLC .................................       749,634
     36,366  BHP Billiton PLC ...................................       640,562
     39,736  Polymetal International PLC ........................       448,333
      7,915  Rio Tinto PLC ......................................       368,350
                                                                   ------------
                                                                      2,206,879
                                                                   ------------

             MULTI-UTILITIES - 2.4%
    128,170  Centrica PLC .......................................       321,169
     26,959  National Grid PLC ..................................       334,012
                                                                   ------------
                                                                        655,181
                                                                   ------------

             MULTILINE RETAIL - 4.1%
    126,266  B&M European Value Retail S.A. .....................       655,805
     25,662  Marks & Spencer Group PLC ..........................       121,524
      4,436  Next PLC ...........................................       312,667
                                                                   ------------
                                                                      1,089,996
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.4%
     38,632  BP PLC .............................................       247,083
     12,441  Royal Dutch Shell PLC ..............................       382,515
                                                                   ------------
                                                                        629,598
                                                                   ------------

             PAPER & FOREST PRODUCTS - 0.9%
      8,494  Mondi PLC ..........................................       228,208
                                                                   ------------

             PHARMACEUTICALS - 0.4%
     12,254  BTG PLC (a).........................................       111,002
                                                                   ------------

             PROFESSIONAL SERVICES - 2.1%
     24,738  Capita PLC .........................................       187,291
      4,057  Intertek Group PLC .................................       270,841
      5,153  RELX PLC ...........................................       113,035
                                                                   ------------
                                                                        571,167
                                                                   ------------

             SOFTWARE - 0.4%
      8,994  Playtech PLC .......................................       110,697
                                                                   ------------

             SPECIALTY RETAIL - 4.5%
    150,797  Dixons Carphone PLC ................................       390,800
     48,876  JD Sports Fashion PLC ..............................       245,274
    142,222  Kingfisher PLC .....................................       568,874
                                                                   ------------
                                                                      1,204,948
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRADING COMPANIES & DISTRIBUTORS - 1.0%
     10,766  Ashtead Group PLC ..................................  $    259,532
                                                                   ------------

             WATER UTILITIES - 0.4%
      9,860  United Utilities Group PLC .........................       112,900
                                                                   ------------
             TOTAL COMMON STOCKS ................................    26,030,024
             (Cost $23,784,727)                                    ------------

REAL ESTATE INVESTMENT TRUSTS - 2.3%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.3%
     14,888  Hammerson PLC ......................................       107,131
     69,936  Segro PLC ..........................................       502,308
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       609,439
             (Cost $630,933)                                       ------------

             TOTAL INVESTMENTS - 99.3% ..........................    26,639,463
             (Cost $24,415,660) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.7% ............       178,410
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 26,817,873
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,976,919 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $753,116. The net unrealized appreciation was $2,223,803.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    26,030,024  $  26,030,024  $            --  $           --
Real Estate Investment Trusts*................          609,439        609,439               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    26,639,463  $  26,639,463  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

COUNTRY ALLOCATION**                % of Net Assets
-------------------------------------------------------
United Kingdom                           86.7%
Jersey                                    3.3
Luxembourg                                2.4
Bermuda                                   1.7
Spain                                     1.7
Switzerland                               1.4
Cayman Islands                            1.2
Ireland                                   0.9
-------------------------------------------------------
TOTAL INVESTMENTS                        99.3
NET OTHER ASSETS AND LIABILITIES          0.7
                                        ------
TOTAL                                   100.0%
                                        ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   23.5%
Industrials                              21.8
Financials                               16.0
Materials                                13.9
Consumer Staples                          6.5
Information Technology                    5.6
Utilities                                 4.1
Health Care                               3.5
Energy                                    2.4
Real Estate                               2.3
Telecommunication Services                0.4
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AUTO COMPONENTS - 0.8%
     14,404  Cheng Shin Rubber Industry Co., Ltd. ...............  $     28,833
                                                                   ------------

             BANKS - 5.8%
    186,857  CTBC Financial Holding Co., Ltd. ...................       117,078
     46,712  First Financial Holding Co., Ltd. ..................        29,962
     55,442  Hua Nan Financial Holdings Co., Ltd. ...............        30,076
     70,180  Taishin Financial Holding Co., Ltd. ................        30,202
                                                                   ------------
                                                                        207,318
                                                                   ------------

             CAPITAL MARKETS - 2.5%
    208,645  Yuanta Financial Holding Co., Ltd. .................        89,791
                                                                   ------------

             CHEMICALS - 7.6%
     39,034  Formosa Chemicals & Fibre Corp. ....................       118,683
     10,053  Formosa Plastics Corp. .............................        30,433
     49,375  Nan Ya Plastics Corp. ..............................       121,630
                                                                   ------------
                                                                        270,746
                                                                   ------------

             CONSTRUCTION MATERIALS - 4.3%
    107,120  Asia Cement Corp. ..................................        94,495
     52,952  Taiwan Cement Corp. ................................        59,022
                                                                   ------------
                                                                        153,517
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.6%
     54,950  Chailease Holding Co., Ltd. ........................       132,464
     19,235  Fubon Financial Holding Co., Ltd. ..................        30,003
                                                                   ------------
                                                                        162,467
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 11.4%
    335,233  AU Optronics Corp. .................................       134,319
     39,827  Hon Hai Precision Industry Co., Ltd. ...............       137,905
    293,065  Innolux Corp. ......................................       136,752
                                                                   ------------
                                                                        408,976
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.6%
      6,815  President Chain Store Corp. ........................        57,421
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.2%
    188,272  Far Eastern New Century Corp. ......................       149,008
                                                                   ------------

             INSURANCE - 5.2%
     55,805  Cathay Financial Holding Co., Ltd. .................        88,702
     67,051  China Life Insurance Co., Ltd. .....................        63,129
    115,055  Shin Kong Financial Holding Co., Ltd. ..............        34,451
                                                                   ------------
                                                                        186,282
                                                                   ------------

             METALS & MINING - 3.4%
    150,618  China Steel Corp. ..................................       120,945
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.3%
     47,731  Advanced Semiconductor Engineering, Inc. ...........        58,397
     14,310  MediaTek, Inc. .....................................       134,256


                        See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
     85,032  Nanya Technology Corp. .............................  $    240,593
      8,940  Taiwan Semiconductor Manufacturing Co., Ltd. .......        63,828
    315,915  United Microelectronics Corp. ......................       157,832
                                                                   ------------
                                                                        654,906
                                                                   ------------

             SPECIALTY RETAIL - 1.6%
      4,892  Hotai Motor Co., Ltd. ..............................        56,383
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 23.8%
      6,483  Asustek Computer, Inc. .............................        53,341
      7,691  Catcher Technology Co., Ltd. .......................        71,650
    181,844  Compal Electronics, Inc. ...........................       129,229
     40,608  Foxconn Technology Co., Ltd. .......................       117,174
    112,736  Inventec Corp. .....................................        83,277
     55,917  Lite-On Technology Corp. ...........................        79,845
     39,116  Pegatron Corp. .....................................       101,518
     38,831  Quanta Computer, Inc. ..............................        89,381
    155,015  Wistron Corp. ......................................       123,965
                                                                   ------------
                                                                        849,380
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 3.2%
      6,929  Feng TAY Enterprise Co., Ltd. ......................        31,533
     66,410  Pou Chen Corp. .....................................        83,330
                                                                   ------------
                                                                        114,863
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.6%
     73,238  Taiwan High Speed Rail Corp. .......................        58,085
                                                                   ------------

             TOTAL INVESTMENTS- 99.9% ...........................     3,568,921
             (Cost $3,060,726)         (a)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............         4,605
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  3,573,526
                                                                   ============

-----------------------------

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $597,125 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $88,930. The net unrealized appreciation was $508,195.


                        See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,568,921  $   3,568,921  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Taiwan                                   96.2%
Cayman Islands                            3.7
-------------------------------------------------------
TOTAL INVESTMENTS                        99.9
NET OTHER ASSETS AND LIABILITIES          0.1
                                        ------
TOTAL                                   100.0%
                                        ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   53.6%
Financials                               18.1
Materials                                15.3
Industrials                               5.8
Consumer Discretionary                    5.6
Consumer Staples                          1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 93.4%

             AIRLINES - 0.7%
     40,600  Cathay Pacific Airways Ltd. (a).....................  $     61,329
                                                                   ------------

             AUTO COMPONENTS - 3.0%
    252,401  Xinyi Glass Holdings Ltd. ..........................       249,441
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 2.7%
     15,800  VTech Holdings Ltd. ................................       230,176
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.8%
     84,800  First Pacific Co., Ltd. ............................        67,631
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 4.9%
     78,400  Kingboard Chemical Holdings Ltd. ...................       415,003
                                                                   ------------

             FOOD PRODUCTS - 2.3%
    186,121  WH Group Ltd. (b)...................................       197,758
                                                                   ------------

             GAS UTILITIES - 3.3%
     94,000  China Gas Holdings Ltd. ............................       281,581
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 13.4%
     20,800  Galaxy Entertainment Group Ltd. ....................       146,449
    117,000  Melco International Development Ltd. ...............       336,999
    110,800  Shangri-La Asia Ltd. ...............................       205,384
    178,514  SJM Holdings Ltd. ..................................       163,395
    107,200  Wynn Macau Ltd. ....................................       288,873
                                                                   ------------
                                                                      1,141,100
                                                                   ------------

             HOUSEHOLD DURABLES - 2.4%
     69,600  Man Wah Holdings Ltd. ..............................        62,369
     27,000  Techtronic Industries Co., Ltd. ....................       144,132
                                                                   ------------
                                                                        206,501
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.7%
      5,009  CK Hutchison Holdings Ltd. .........................        64,026
     33,000  Hopewell Holdings Ltd. .............................       128,847
     63,428  NWS Holdings Ltd. ..................................       123,582
                                                                   ------------
                                                                        316,455
                                                                   ------------

             INSURANCE - 1.5%
     17,200  AIA Group Ltd. .....................................       126,827
                                                                   ------------

             MARINE - 4.8%
     43,500  Orient Overseas International Ltd. .................       408,460
                                                                   ------------

             MEDIA - 0.0%
     16,931  I-CABLE Communications Ltd. (a).....................           563
                                                                   ------------

             PAPER & FOREST PRODUCTS - 8.5%
    202,600  Lee & Man Paper Manufacturing Ltd. .................       259,358
    235,001  Nine Dragons Paper Holdings Ltd. ...................       462,084
                                                                   ------------
                                                                        721,442
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PHARMACEUTICALS - 1.8%
    141,800  Sino Biopharmaceutical Ltd. ........................  $    149,940
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 33.5%
     32,100  CK Asset Holdings Ltd. .............................       265,665
    157,500  Fullshare Holdings Ltd. (c).........................        68,552
     15,000  Hang Lung Group Ltd. ...............................        53,862
     24,600  Hang Lung Properties Ltd. ..........................        58,385
     56,116  Henderson Land Development Co., Ltd. ...............       371,755
     92,216  Kerry Properties Ltd. ..............................       381,892
    147,500  New World Development Co., Ltd. ....................       211,858
    146,200  Shimao Property Holdings Ltd. ......................       317,045
     75,622  Sino Land Co., Ltd. ................................       132,820
     17,534  Sun Hung Kai Properties Ltd. .......................       284,841
     19,300  Swire Pacific Ltd., Class A ........................       187,278
     30,464  Wharf Holdings (The) Ltd. ..........................       271,429
     33,388  Wheelock & Co., Ltd. ...............................       234,865
                                                                   ------------
                                                                      2,840,247
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
      4,680  ASM Pacific Technology Ltd. ........................        67,400
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 5.3%
     75,000  Samsonite International S.A. .......................       321,157
     33,602  Yue Yuen Industrial Holdings Ltd. ..................       127,756
                                                                   ------------
                                                                        448,913
                                                                   ------------
             TOTAL COMMON STOCKS ................................     7,930,767
             (Cost $6,450,979)                                     ------------

REAL ESTATE INVESTMENT TRUSTS - 6.3%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 6.3%
    294,745  Champion REIT ......................................       203,374
     41,121  Link REIT ..........................................       333,217
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       536,591
             (Cost $430,126)                                       ------------

MONEY MARKET FUNDS - 0.6%
     54,280  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.87% (d) (e).......        54,280
             (Cost $54,280)                                        ------------

             TOTAL INVESTMENTS - 100.3% .........................      8,521,638
             (Cost $6,935,385) (f)

             NET OTHER ASSETS AND LIABILITIES - (0.3%) ..........       (27,038)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  8,494,600
                                                                   ============


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)


(a)   Non-income producing security.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $51,360 and the total value of the collateral held by the Fund is $54,280.

(d)   Rate shown reflects yield as of September 30, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,640,297 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,044. The net unrealized appreciation was $1,586,253.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     7,930,767  $   7,930,767  $            --  $           --
Real Estate Investment Trusts*................          536,591        536,591               --              --
Money Market Funds............................           54,280         54,280               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     8,521,638  $   8,521,638  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Hong Kong                                40.6%
Bermuda                                  27.7
Cayman Islands                           27.6
Luxembourg                                3.8
United States                             0.6
-------------------------------------------------------
TOTAL INVESTMENTS                       100.3
NET OTHER ASSETS AND LIABILITIES         (0.3)
                                        ------
TOTAL                                   100.0%
                                        ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              39.9%
Consumer Discretionary                   24.2
Industrials                               9.3
Materials                                 8.5
Information Technology                    8.4
Utilities                                 3.3
Consumer Staples                          2.3
Financials                                2.3
Health Care                               1.8
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.2%

             CAPITAL MARKETS - 9.0%
     30,985  Julius Baer Group Ltd. .............................  $  1,833,470
     10,518  Partners Group Holding AG ..........................     7,136,186
    192,501  UBS Group AG .......................................     3,290,021
    100,359  Vontobel Holding AG ................................     6,451,539
                                                                   ------------
                                                                     18,711,216
                                                                   ------------

             CHEMICALS - 8.1%
    148,019  Clariant AG ........................................     3,546,281
      8,843  EMS-Chemie Holding AG ..............................     5,881,026
        815  Givaudan S.A. ......................................     1,773,331
        760  Sika AG ............................................     5,654,774
                                                                   ------------
                                                                     16,855,412
                                                                   ------------

             CONSTRUCTION MATERIALS - 4.0%
    142,360  LafargeHolcim Ltd. .................................     8,320,934
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.9%
     21,429  Pargesa Holding S.A. ...............................     1,781,416
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.7%
     62,232  Sunrise Communications Group AG (a).................     5,128,428
     16,893  Swisscom AG ........................................     8,656,278
                                                                   ------------
                                                                     13,784,706
                                                                   ------------

             ELECTRIC UTILITIES - 4.0%
    138,819  BKW AG .............................................     8,336,164
                                                                   ------------

             FOOD PRODUCTS - 3.5%
     99,149  Aryzta AG ..........................................     3,045,068
      6,494  Emmi AG ............................................     4,255,117
                                                                   ------------
                                                                      7,300,185
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 6.9%
     30,118  Sonova Holding AG ..................................     5,110,123
     14,328  Straumann Holding AG ...............................     9,203,300
                                                                   ------------
                                                                     14,313,423
                                                                   ------------

             HOUSEHOLD DURABLES - 1.5%
      1,992  Forbo Holding AG ...................................     3,178,231
                                                                   ------------

             INSURANCE - 13.5%
     21,093  Baloise Holding AG .................................     3,337,066
      8,551  Helvetia Holding AG ................................     4,644,835
     19,323  Swiss Life Holding AG ..............................     6,806,501
     89,168  Swiss Re AG ........................................     8,075,627
     16,800  Zurich Insurance Group AG ..........................     5,124,924
                                                                   ------------
                                                                     27,988,953
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES - 4.8%
     37,700  Lonza Group AG .....................................     9,888,780
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MACHINERY - 14.6%
     20,721  Bucher Industries AG ...............................  $  7,371,699
      6,733  Georg Fischer AG ...................................     8,301,959
    372,167  OC Oerlikon Corp. AG ...............................     5,726,533
     71,834  SFS Group AG .......................................     8,753,459
                                                                   ------------
                                                                     30,153,650
                                                                   ------------

             MARINE - 1.7%
     19,538  Kuehne + Nagel International AG ....................     3,617,662
                                                                   ------------

             PHARMACEUTICALS - 1.6%
      6,401  Roche Holding AG ...................................     1,634,045
     14,790  Vifor Pharma AG ....................................     1,741,168
                                                                   ------------
                                                                      3,375,213
                                                                   ------------

             PROFESSIONAL SERVICES - 4.8%
     85,767  Adecco Group AG ....................................     6,678,197
     20,079  DKSH Holding AG ....................................     1,707,550
        672  SGS S.A. ...........................................     1,612,078
                                                                   ------------
                                                                      9,997,825
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
     35,892  Swiss Prime Site AG ................................     3,226,518
                                                                   ------------

             SOFTWARE - 2.7%
     54,780  Temenos Group AG ...................................     5,589,161
                                                                   ------------

             SPECIALTY RETAIL - 3.1%
     39,797  Dufry AG (b)........................................     6,320,833
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
    221,715  Logitech International S.A. ........................     8,084,635
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.9%
      4,412  Swatch Group (The) AG ..............................     1,835,239
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.4%
     13,281  Flughafen Zurich AG ................................     3,003,603
                                                                   ------------

             TOTAL INVESTMENTS - 99.2% ..........................   205,663,759
             (Cost $175,020,838) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.8% ............     1,557,615
                                                                   ------------
             NET ASSETS - 100.0% ................................  $207,221,374
                                                                   ============

-----------------------------

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)


(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,775,226 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,132,305. The net unrealized appreciation was $30,642,921.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   205,663,759  $ 205,663,759  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

COUNTRY ALLOCATION**                % of Net Assets
-------------------------------------------------------
Switzerland                              99.2%
-------------------------------------------------------
TOTAL INVESTMENTS                        99.2
NET OTHER ASSETS AND LIABILITIES          0.8
                                        ------
TOTAL                                   100.0%
                                        ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                               23.6%
Industrials                              22.7
Health Care                              13.4
Materials                                12.2
Telecommunication Services                6.7
Information Technology                    6.6
Consumer Discretionary                    5.5
Utilities                                 4.1
Consumer Staples                          3.6
Real Estate                               1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 92.9%

             AUSTRALIA - 3.2%
     39,280  Beach Energy Ltd. (b)...............................  $     25,419
      9,030  Costa Group Holdings Ltd. ..........................        39,524
      7,547  Genworth Mortgage Insurance Australia Ltd. .........        16,517
     14,130  HT&E Ltd. ..........................................        22,832
     15,719  Infigen Energy (c)..................................         9,371
      3,175  Metcash Ltd. .......................................         6,376
      5,308  Nib Holdings Ltd. ..................................        23,899
      3,010  OZ Minerals Ltd. ...................................        17,519
     24,172  Resolute Mining Ltd. ...............................        19,529
      1,229  Sandfire Resources NL ..............................         5,553
      2,201  Seven Group Holdings Ltd. ..........................        20,700
      6,638  St. Barbara Ltd. ...................................        13,694
     10,510  Whitehaven Coal Ltd. (c)............................        30,338
      1,427  WorleyParsons Ltd. (c)..............................        15,111
                                                                   ------------
                                                                        266,382
                                                                   ------------

             AUSTRIA - 0.4%
        711  BUWOG AG ...........................................        21,311
        247  Vienna Insurance Group AG Wiener Versicherung
                Gruppe ..........................................         7,301
        281  Wienerberger AG ....................................         6,871
                                                                   ------------
                                                                         35,483
                                                                   ------------

             BELGIUM - 1.2%
      3,665  AGFA-Gevaert N.V. (c)...............................        17,483
        239  Barco N.V. .........................................        25,787
      3,737  Euronav N.V. .......................................        30,719
        428  Gimv N.V. ..........................................        26,304
                                                                   ------------
                                                                        100,293
                                                                   ------------

             BERMUDA - 2.0%
      3,581  Frontline Ltd. .....................................        21,896
    112,000  Global Brands Group Holding Ltd. (c)................        10,753
     30,500  Huabao International Holdings Ltd. .................        18,858
     45,000  K Wah International Holdings Ltd. ..................        27,075
      8,500  Kerry Logistics Network Ltd. .......................        11,752
     56,000  Pacific Basin Shipping Ltd. (c).....................        12,617
      9,000  PAX Global Technology Ltd. .........................         4,793
      3,589  Petra Diamonds Ltd. (c).............................         4,040
      3,804  Seadrill Ltd. (c)...................................         1,290
     36,000  Skyworth Digital Holdings Ltd. .....................        18,388
      1,063  Stolt-Nielsen Ltd. .................................        16,016
     35,000  Texwinca Holdings Ltd. .............................        21,014
                                                                   ------------
                                                                        168,492
                                                                   ------------

             CANADA - 5.8%
      2,317  Air Canada (c)......................................        48,726
      2,105  B2Gold Corp. (c)....................................         5,803
        440  Canfor Corp. (c)....................................         8,266
      1,749  Cascades, Inc. .....................................        20,970
      2,066  Celestica, Inc. (c).................................        25,565


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
      5,224  Centerra Gold, Inc. (c).............................  $     36,801
        611  Corus Entertainment, Inc., Class B .................         6,356
        384  Enercare, Inc. .....................................         6,294
      2,985  Enerplus Corp. .....................................        29,449
        869  Genworth MI Canada, Inc. ...........................        25,790
      4,572  Hudbay Minerals, Inc. ..............................        33,894
        468  Interfor Corp. (c)..................................         7,419
        529  Linamar Corp. ......................................        32,281
      1,557  Martinrea International, Inc. ......................        14,151
        814  New Flyer Industries, Inc. .........................        33,604
        422  Norbord, Inc. ......................................        16,068
      4,079  OceanGold Corp. ....................................        12,324
      2,354  Paramount Resources Ltd., Class A (c)...............        46,599
        469  Premium Brands Holdings Corp. ......................        37,400
      1,028  TransAlta Corp. ....................................         6,014
        325  Transcontinental, Inc., Class A ....................         6,717
      1,052  WestJet Airlines Ltd. ..............................        22,402
                                                                   ------------
                                                                        482,893
                                                                   ------------

             CAYMAN ISLANDS - 1.3%
     20,000  Canvest Environmental Protection Group Co., Ltd. ...        10,958
    136,000  GCL-Poly Energy Holdings Ltd. (c)...................        18,629
    200,000  Hua Han Bio-Pharmaceutical Holdings Ltd. (b) (c)....        13,570
     42,000  NagaCorp Ltd. ......................................        25,485
     86,666  Superb Summit International Group Ltd. (b) (c)......             0
     13,500  Texhong Textile Group Ltd. .........................        18,353
     85,000  Tongda Group Holdings Ltd. .........................        22,742
                                                                   ------------
                                                                        109,737
                                                                   ------------

             DENMARK - 0.9%
        868  Bang & Olufsen A/S (c)..............................        18,749
        593  D/S Norden A/S (c)..................................        12,668
        112  FLSmidth & Co., A/S ................................         7,405
        326  Schouw & Co., AB ...................................        35,441
                                                                   ------------
                                                                         74,263
                                                                   ------------

             FRANCE - 1.8%
        362  Altran Technologies S.A. ...........................         6,657
        211  Guerbet ............................................        19,651
        332  LISI ...............................................        17,399
        623  Neopost S.A. .......................................        24,210
        168  Sopra Steria Group .................................        31,184
        138  Tarkett S.A. .......................................         6,217
        311  Trigano S.A. .......................................        48,152
                                                                   ------------
                                                                        153,470
                                                                   ------------

             GERMANY - 4.2%
      1,069  ADVA Optical Networking SE (c)......................         7,223
        178  Aurubis AG .........................................        14,419
        776  Bilfinger SE .......................................        32,495


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      4,331  Deutz AG ...........................................  $     34,987
        233  Draegerwerk AG & Co., KGaA .........................        25,828
      2,450  Evotec AG (c).......................................        58,174
        486  Grammer AG .........................................        31,690
        186  Indus Holding AG ...................................        13,755
        723  Jenoptik AG ........................................        23,956
        581  Leoni AG ...........................................        38,530
      1,114  PATRIZIA Immobilien AG (c)..........................        23,212
        238  SMA Solar Technology AG ............................         9,329
      1,066  Wacker Neuson SE ...................................        35,366
                                                                   ------------
                                                                        348,964
                                                                   ------------

             GREECE - 1.0%
      9,798  Eurobank Ergasias S.A. (c)..........................         8,662
      1,561  FF Group (c)........................................        33,928
      1,751  Motor Oil Hellas Corinth Refineries S.A. ...........        41,825
                                                                   ------------
                                                                         84,415
                                                                   ------------

             HONG KONG - 0.3%
     10,000  Melco International Development Ltd. ...............        28,803
                                                                   ------------

             IRELAND - 0.3%
      2,011  Grafton Group PLC ..................................        22,393
                                                                   ------------

             ISRAEL - 3.7%
      1,165  Cellcom Israel Ltd. (c).............................        10,853
      1,907  Clal Insurance Enterprises Holdings Ltd. (c)........        32,154
        150  Electra Ltd. .......................................        33,507
      4,557  Harel Insurance Investments & Financial Services
                Ltd. ............................................        28,491
         32  Israel (The) Corp., Ltd. (c)........................         6,378
      2,552  Israel Discount Bank Ltd., Class A (c)..............         6,433
      2,548  Matrix IT Ltd. .....................................        26,786
        409  Mazor Robotics Ltd. (c).............................         9,754
     31,082  Migdal Insurance & Financial Holding Ltd. ..........        32,429
      1,337  Nova Measuring Instruments Ltd. (c).................        35,721
     30,511  Oil Refineries Ltd. ................................        15,269
      4,959  Shufersal Ltd. .....................................        29,124
      1,298  Tower Semiconductor Ltd. (c)........................        39,879
                                                                   ------------
                                                                        306,778
                                                                   ------------

             ITALY - 3.0%
        997  Amplifon S.p.A. ....................................        15,154
     15,284  Arnoldo Mondadori Editore S.p.A. (c)................        36,490
      4,475  Astaldi S.p.A. .....................................        30,650
      1,210  Autogrill S.p.A. ...................................        15,731
        548  Banca Monte dei Paschi di Sien S.p.A. (b) (c).......         9,767
        771  Interpump Group S.p.A. .............................        23,984
      5,759  Iren S.p.A .........................................        15,451
      8,005  Maire Tecnimont S.p.A. .............................        44,297
      1,936  OVS SpA (d).........................................        14,781


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY (CONTINUED)
      3,146  Saras S.p.A ........................................  $      8,433
      2,238  Societa Cattolica di Assicurazioni SCRL ............        19,441
        629  Societa Iniziative Autostradali e Servizi S.p.A. ...        10,044
      1,454  Unipol Gruppo S.p.A. ...............................         6,664
                                                                   ------------
                                                                        250,887
                                                                   ------------

             JAPAN - 34.5%
        200  Adastria Co., Ltd. .................................         4,515
      1,200  ADEKA Corp. ........................................        21,883
        800  Aichi Corp. ........................................         5,958
      1,400  Aisan Industry Co., Ltd. ...........................        13,462
        400  Alpine Electronics, Inc. ...........................         7,277
      4,000  Belluna Co., Ltd. ..................................        42,159
        700  Canon Electronics, Inc. ............................        14,121
        700  Cawachi Ltd. .......................................        16,746
        800  Central Glass Co., Ltd. ............................        17,433
        600  COLOPL, Inc. .......................................         6,921
      1,400  Cosmo Energy Holdings Co., Ltd. ....................        32,037
        500  Daifuku Co., Ltd. ..................................        24,617
        900  Daikyonishikawa Corp. ..............................        14,493
        800  Dainichiseika Color & Chemicals Manufacturing Co.,
                Ltd. ............................................        36,472
      1,400  Daio Paper Corp. ...................................        16,523
        600  Daiwa Indsutries Ltd. ..............................         6,409
      1,000  Daiwabo Holdings Co., Ltd. .........................        42,168
        700  DCM Holdings Co., Ltd. .............................         6,320
        600  DeNA Co., Ltd. .....................................        13,448
      1,500  DMG Mori Co., Ltd. .................................        26,927
        400  Dowa Holdings Co., Ltd. ............................        14,663
        400  Eagle Industry Co., Ltd. ...........................         7,341
        400  Earth Chemical Co., Ltd. ...........................        18,058
        400  Eizo Corp. .........................................        15,819
        600  Enplas Corp. .......................................        27,780
        800  Exedy Corp. ........................................        24,350
        300  Fuji Oil Holdings, Inc. ............................         7,836
      4,200  Fujikura Ltd. ......................................        33,742
        700  Fukushima Industries Corp. .........................        25,848
        700  Furukawa Electric Co., Ltd. ........................        38,445
      4,200  Futaba Industrial Co., Ltd. ........................        47,253
        300  Fuyo General Lease Co., Ltd. .......................        19,569
      1,700  G-Tekt Corp. .......................................        35,110
      2,200  Geo Holdings Corp. .................................        31,771
      1,000  Gree, Inc. .........................................         6,834
        300  Gunze Ltd. .........................................        13,704
        600  Hanwa Co., Ltd. ....................................        21,515
      2,700  Hazama Ando Corp. ..................................        18,884
      1,100  Hitachi Zosen Corp. ................................         5,836
      3,400  Hokuetsu Kishu Paper Co., Ltd. .....................        21,241
        600  Hosiden Corp. ......................................         9,779
        500  Inabata & Co., Ltd. ................................         6,665


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        400  Joyful Honda Co., Ltd. .............................  $     10,611
        500  JSP Corp. ..........................................        15,330
      1,000  Justsystems Corp. ..................................        21,142
        300  K's Holdings Corp. .................................         6,646
      2,100  Kanto Denka Kogyo Co., Ltd. ........................        22,395
      1,900  Kasai Kogyo Co., Ltd. ..............................        28,806
        400  Keihin Corp. .......................................         6,846
      1,200  Kintetsu World Express, Inc. .......................        19,900
      2,700  Kitz Corp. .........................................        22,003
        600  Kobe Bussan Co., Ltd. ..............................        26,927
        300  Kohnan Shoji Co., Ltd. .............................         5,633
      1,500  Konoike Transport Co., Ltd. ........................        22,848
        700  Kureha Corp. .......................................        38,071
        100  KYB Corp. ..........................................         6,043
      1,800  Kyokuto Kaihatsu Kogyo Co., Ltd. ...................        30,329
      4,600  Leopalace21 Corp. ..................................        32,050
      2,100  Macnica Fuji Electronics Holdings, Inc. ............        38,669
      1,000  Maeda Road Construction Co., Ltd. ..................        21,515
        600  Maruha Nichiro Corp. ...............................        17,649
        600  Matsuya Foods Co., Ltd. ............................        22,742
      1,100  Megachips Corp. ....................................        36,072
      1,500  Mimasu Semiconductor Industry Co., Ltd. ............        24,115
        600  Mirait Holdings Corp. ..............................         7,214
      1,200  Mitsuba Corp. ......................................        18,609
        700  Mitsui Mining & Smelting Co., Ltd. .................        36,267
      1,000  Mitsui Sugar Co., Ltd. .............................        33,637
        200  Miyazaki Bank (The) Ltd. ...........................         7,252
      1,100  Modec, Inc. ........................................        26,560
      2,000  Nachi-Fujikoshi Corp. ..............................        11,251
      3,700  NET One Systems Co., Ltd. ..........................        39,129
        500  NHK Spring Co., Ltd. ...............................         5,390
        800  Nichiha Corp. ......................................        30,002
      1,000  Nikkiso Co., Ltd. ..................................         9,287
        800  Nikkon Holdings Co., Ltd. ..........................        19,779
      1,000  Nippo Corp. ........................................        21,391
        900  Nippon Chemi-Con Corp. .............................        31,913
      3,400  Nippon Denko Co., Ltd. .............................        13,537
      8,200  Nippon Light Metal Holdings Co., Ltd. ..............        23,319
      2,000  Nippon Soda Co., Ltd. ..............................        12,157
        100  Nippon Steel & Sumikin Bussan Corp. ................         5,510
      1,700  Nipro Corp. ........................................        23,417
        800  Nishimatsu Construction Co., Ltd. ..................        23,106
        600  Nishio Rent All Co., Ltd. ..........................        19,969
        800  Nisshin Oillio Group (The) Ltd. ....................        26,234
        500  Nissin Electric Co., Ltd. ..........................         6,159
      1,700  Nissin Kogyo Co., Ltd. .............................        30,412
        200  Nitto Boseki Co., Ltd. .............................         6,132
      1,700  Nitto Kogyo Corp. ..................................        30,049
        100  Noevir Holdings Co., Ltd. ..........................         5,510


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        700  Nomura Co., Ltd. ...................................  $     15,509
      1,100  Nomura Real Estate Holdings, Inc. ..................        23,442
        800  NS United Kaiun Kaisha Ltd. ........................        17,511
      5,000  NTN Corp. ..........................................        21,151
        550  Okinawa Electric Power (The) Co., Inc. .............        12,092
      1,300  Pacific Industrial Co., Ltd. .......................        17,341
      1,100  PALTAC Corp. .......................................        42,866
      3,600  Press Kogyo Co., Ltd. ..............................        19,708
      7,000  Prima Meat Packers Ltd. ............................        47,341
      1,200  Raito Kogyo Co., Ltd. ..............................        11,923
      3,100  Rengo Co., Ltd. ....................................        18,431
      1,500  Round One Corp. ....................................        20,169
      1,200  Ryobi Ltd. .........................................        32,313
        800  S Foods, Inc. ......................................        31,104
        600  Sanyo Chemical Industries Ltd. .....................        34,926
        600  Sanyo Special Steel Co., Ltd. ......................        15,373
        900  SBI Holdings, Inc. .................................        13,549
      1,100  Seino Holdings Co., Ltd. ...........................        15,436
        400  Seiren Co., Ltd. ...................................         7,369
        500  Shima Seiki Manufacturing Ltd. .....................        26,305
      1,300  Shinmaywa Industries Ltd. ..........................        11,796
      1,000  Showa Denko KK .....................................        31,149
      7,100  SKY Perfect JSAT Holdings, Inc. ....................        31,738
        600  Sodick Co., Ltd. ...................................         7,422
      2,400  Sojitz Corp. .......................................         6,633
      1,600  Sumitomo Forestry Co., Ltd. ........................        25,026
      4,000  Sumitomo Osaka Cement Co., Ltd. ....................        17,703
      1,200  Sumitomo Riko Co., Ltd. ............................        12,072
        400  Sumitomo Seika Chemicals Co., Ltd. .................        19,125
      1,700  T-Gaia Corp. .......................................        33,041
      1,200  Tachi-S Co., Ltd. ..................................        22,224
      1,600  Toagosei Co., Ltd. .................................        21,428
      1,000  Toda Corp. .........................................         7,794
        400  Toho Zinc Co., Ltd. ................................        17,241
      2,800  Tokai Carbon Co., Ltd. .............................        26,327
        800  TOKAI Holdings Corp. ...............................         6,185
        600  Tokai Rika Co., Ltd. ...............................        11,869
      1,000  Tokuyama Corp. .....................................        23,666
      2,100  Tokyo Steel Manufacturing Co., Ltd. ................        17,300
        400  Tokyo TY Financial Group, Inc. .....................        10,227
      1,500  Tokyu Construction Co., Ltd. .......................        12,304
      2,300  TOMONY Holdings, Inc. ..............................        10,404
        500  Topre Corp. ........................................        15,352
        700  Topy Industries Ltd. ...............................        23,390
      3,000  Toshiba TEC Corp. ..................................        16,530
        400  Towa Pharmaceutical Co., Ltd. ......................        20,191
        300  Toyo Tire & Rubber Co., Ltd. .......................         6,742
      1,100  TS Tech Co., Ltd. ..................................        36,952
        500  Tv Tokyo Holdings Corp. ............................        10,349


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        500  Ulvac, Inc. ........................................  $     31,415
      1,400  Unipres Corp. ......................................        38,942
        800  Yellow Hat Ltd. ....................................        22,679
      1,000  Zeon Corp. .........................................        12,966
                                                                   ------------
                                                                      2,883,507
                                                                   ------------

             JERSEY - 0.9%
      8,325  Centamin PLC .......................................        16,164
      1,460  Wizz Air Holdings PLC (c) (d).......................        55,973
                                                                   ------------
                                                                         72,137
                                                                   ------------

             LUXEMBOURG - 1.1%
        833  ADO Properties S.A. (d).............................        41,168
      1,626  Grand City Properties S.A. .........................        34,303
        720  SAF-Holland S.A. ...................................        14,637
                                                                   ------------
                                                                         90,108
                                                                   ------------

             NETHERLANDS - 0.9%
        774  AMG Advanced Metallurgical Group N.V. ..............        33,376
        295  BE Semiconductor Industries N.V. ...................        20,519
        243  IMCD Group N.V. ....................................        14,900
      1,105  Koninklijke BAM Groep N.V. .........................         6,318
      1,590  SRH N.V. (b) (c)....................................             0
                                                                   ------------
                                                                         75,113
                                                                   ------------

             NEW ZEALAND - 1.2%
     14,336  a2 Milk Co., Ltd. (c)...............................        66,582
     10,455  Air New Zealand Ltd. ...............................        25,449
      6,597  SKY Network Television Ltd. ........................        12,865
                                                                   ------------
                                                                        104,896
                                                                   ------------

             NORWAY - 1.6%
      3,000  Aker Solutions ASA (c)..............................        15,873
      1,634  Austevoll Seafood ASA ..............................        17,028
      2,196  Entra ASA (d).......................................        30,054
      4,107  Leroy Seafood Group ASA ............................        26,273
        773  SpareBank 1 SMN ....................................         7,886
      4,507  Storebrand ASA .....................................        38,254
                                                                   ------------
                                                                        135,368
                                                                   ------------

             PORTUGAL - 0.3%
     17,732  Sonae SGPS S.A. ....................................        21,398
                                                                   ------------

             SINGAPORE - 1.1%
     33,100  Best World International Ltd. ......................        32,455
      2,200  Venture Corp Ltd. ..................................        28,610
     23,100  Yanlord Land Group Ltd. ............................        31,505
                                                                   ------------
                                                                         92,570
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA - 10.1%
        137  Ahnlab, Inc. .......................................  $      5,538
        729  BNK Financial Group, Inc. ..........................         6,365
      1,058  Cheil Worldwide, Inc. ..............................        16,812
      3,698  Daewoo Engineering & Construction Co., Ltd. (c).....        23,279
        254  Dong-A Socio Holdings Co., Ltd. ....................        26,944
      2,094  Dongkuk Steel Mill Co., Ltd. .......................        19,562
        478  Fila Korea Ltd. ....................................        28,588
         29  GS Home Shopping, Inc. .............................         5,499
        203  Halla Holdings Corp. ...............................        11,148
        475  Handsome Co., Ltd. .................................        12,836
      1,723  Hankook Tire Worldwide Co., Ltd. ...................        32,870
        188  Hanwha Corp. .......................................         7,222
        967  Hanwha General Insurance Co., Ltd. .................         6,780
        569  Hanwha Techwin Co., Ltd. (c)........................        16,493
        265  Hyundai Department Store Co., Ltd. .................        20,453
        151  Hyundai Mipo Dockyard Co., Ltd. (c).................        12,406
        198  Hyundai Wia Corp. ..................................        11,289
        229  Interflex Co., Ltd. (c).............................        10,957
        589  IS Dongseo Co., Ltd. ...............................        16,893
      2,261  JB Financial Group Co., Ltd. .......................        11,844
        190  Kolon Industries, Inc. .............................        11,745
        137  Korea Petro Chemical Ind. Co., Ltd. ................        29,664
      4,326  Korea Real Estate Investment & Trust Co., Ltd. .....        12,502
        898  LF Corp. ...........................................        20,111
         66  LG Hausys Ltd. .....................................         5,140
        245  LG Innotek Co., Ltd. ...............................        32,942
         11  Lotte Food Co., Ltd. (b)............................         5,839
        375  LOTTE Himart Co., Ltd. .............................        21,511
        105  LS Corp. ...........................................         7,224
        201  Maeil Dairy Industry Co., Ltd. .....................         3,194
         77  Mando Corp. ........................................        17,110
      2,284  Mirae Asset Life Insurance Co., Ltd. ...............         9,961
      2,394  Nexen Tire Corp. ...................................        27,695
        112  NongShim Co., Ltd. .................................        33,541
        158  OCI Co., Ltd. ......................................        14,140
      2,450  Pan Ocean Co., Ltd. (c).............................        11,530
        686  Poongsan Corp. .....................................        30,726
        439  POSCO Chemtech Co., Ltd. ...........................        11,364
        944  Posco ICT Co., Ltd. ................................         5,506
        208  Samyang Corp. ......................................        17,053
        951  Seah Besteel Corp. .................................        26,113
        282  SeAH Steel Corp. ...................................        23,193
        741  SFA Engineering Corp. ..............................        26,752
        105  Shinsegae, Inc. ....................................        17,877
        222  SK Gas Ltd. ........................................        18,278
      1,727  SL Corp. ...........................................        28,046
        387  Soulbrain Co., Ltd. ................................        22,976


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
         30  SPC Samlip Co., Ltd. ...............................  $      3,392
        798  Toptec Co., Ltd. ...................................        19,543
         28  Young Poong Corp. ..................................        26,818
                                                                   ------------
                                                                        845,264
                                                                   ------------

             SPAIN - 0.1%
        533  Let's GOWEX S.A. (b) (c) (e)........................             0
      2,492  Sacyr S.A. (c)......................................         6,539
                                                                   ------------
                                                                          6,539
                                                                   ------------

             SWEDEN - 3.8%
      1,042  Com Hem Holding AB .................................        14,891
      1,877  Fabege AB ..........................................        38,485
      3,344  Hemfosa Fastigheter AB .............................        42,493
        189  JM AB ..............................................         5,938
     23,981  Klovern AB, Class B ................................        31,946
      4,168  Kungsleden AB ......................................        28,682
        359  Modern Times Group MTG AB, Class B .................        13,003
        486  NCC AB, Class B ....................................        11,528
        629  Peab AB ............................................         6,943
     14,967  SAS AB (c)..........................................        47,961
        786  Sweco AB, Class B ..................................        19,252
      2,222  Wallenstam AB, Class B .............................        22,125
      1,575  Wihlborgs Fastigheter AB ...........................        38,520
                                                                   ------------
                                                                        321,767
                                                                   ------------

             SWITZERLAND - 1.6%
        152  Bachem Holding AG ..................................        18,240
        111  BKW AG .............................................         6,666
        324  Bobst Group S.A. ...................................        35,600
        134  Bossard Holding AG, Class A ........................        31,011
         36  Infineon Holding AG ................................        23,403
        378  Mobilezone Holding AG ..............................         4,762
         52  Valora Holding AG ..................................        18,204
                                                                   ------------
                                                                        137,886
                                                                   ------------

             UNITED KINGDOM - 6.5%
        601  Bodycote PLC .......................................         7,381
      1,133  Bovis Homes Group PLC ..............................        16,609
     35,240  Debenhams PLC ......................................        23,375
        576  Dechra Pharmaceuticals PLC .........................        15,746
      7,364  Drax Group PLC .....................................        30,718
     10,591  EI Group PLC (c)....................................        19,549
      1,018  Electrocomponents PLC ..............................         8,471
     57,055  EnQuest PLC (c).....................................        21,216
      3,292  Fenner PLC .........................................        14,877
      5,692  Ferrexpo PLC .......................................        22,302
     10,892  Firstgroup PLC (c)..................................        17,076
      9,158  Hays PLC ...........................................        23,243
      8,873  John Laing Group PLC (d)............................        33,910


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
      5,269  Kaz Minerals PLC (c)................................  $     54,613
      1,957  Mitchells & Butlers PLC ............................         6,608
      2,297  N Brown Group PLC ..................................        10,810
      3,486  Northgate PLC ......................................        20,261
      2,384  OneSavings Bank PLC ................................        12,877
      2,620  Pets at Home Group PLC .............................         7,503
      2,530  Polypipe Group PLC .................................        14,293
      3,759  Redrow PLC .........................................        29,845
      2,114  Savills PLC ........................................        26,387
      3,320  Sole Realisation Co. PLC (b) (c)....................             0
      7,775  Sports Direct International PLC (c).................        42,768
      3,450  SSP Group PLC ......................................        24,849
      4,030  Synthomer PLC ......................................        26,369
      1,852  Vesuvius PLC .......................................        14,642
                                                                   ------------
                                                                        546,298
                                                                   ------------
             TOTAL COMMON STOCKS ................................     7,766,104
             (Cost $6,436,962)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 6.7%

             AUSTRALIA - 2.1%
     12,123  Abacus Property Group ..............................        35,945
      2,862  Charter Hall Group .................................        12,055
      9,051  Charter Hall Retail REIT ...........................        28,043
     41,131  Cromwell Property Group ............................        30,811
      2,474  Growthpoint Properties Australia Ltd. ..............         6,152
      8,269  Investa Office Fund ................................        29,188
     17,536  Shopping Centres Australasia Property Group ........        31,500
                                                                   ------------
                                                                        173,694
                                                                   ------------

             CANADA - 0.5%
        445  Allied Properties Real Estate Investment Trust .....        14,209
        687  Granite Real Estate Investment Trust ...............        27,568
                                                                   ------------
                                                                         41,777
                                                                   ------------

             IRELAND - 0.8%
     20,600  Green REIT PLC .....................................        36,691
     18,002  Hibernia REIT PLC ..................................        32,447
                                                                   ------------
                                                                         69,138
                                                                   ------------

             ITALY - 0.2%
     19,107  Beni Stabili SpA SIIQ ..............................        16,575
                                                                   ------------

             NETHERLANDS - 0.3%
        500  Eurocommercial Properties N.V. .....................        21,380
                                                                   ------------

             NEW ZEALAND - 0.3%
     24,065  Kiwi Property Group Ltd. ...........................        23,466
                                                                   ------------

             SINGAPORE - 0.3%
     32,800  Mapletree Greater China Commercial Trust ...........        27,929
                                                                   ------------


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

             SPAIN - 0.9%
      2,080  Hispania Activos Inmobiliarios Socimi S.A. .........  $     37,490
      4,024  Lar Espana Real Estate Socimi S.A. .................        39,094
                                                                   ------------
                                                                         76,584
                                                                   ------------

             UNITED KINGDOM - 1.3%
     16,042  Hansteen Holdings PLC ..............................        29,665
      1,262  Safestore Holdings PLC .............................         7,385
      3,765  UNITE Group (The) PLC ..............................        34,685
      3,053  Workspace Group PLC ................................        36,308
                                                                   ------------
                                                                        108,043
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       558,586
             (Cost $486,914)                                       ------------

RIGHTS (a) - 0.0%

             SOUTH KOREA - 0.0%
        221  Hanwha General Insurance Co., Ltd.,
                expiring 12/31/49  (b) (c).......................           158
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.6% ..........................     8,324,848
             (Cost $6,923,876)         (f)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............        30,283
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  8,355,131
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $54,753 or 0.7% of net assets.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,628,406 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $227,434. The net unrealized appreciation was $1,400,972.


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Australia..................................  $       266,382  $     240,963  $        25,419  $           --
   Cayman Islands.............................          109,737         96,167           13,570              --**
   Italy......................................          250,887        241,120            9,767              --
   Netherlands................................           75,113         75,113               --              --**
   South Korea................................          845,264        839,425            5,839              --
   Spain......................................            6,539          6,539               --              --**
   United Kingdom.............................          546,298        546,298               --              --**
   Other Country Categories*..................        5,665,884      5,665,884               --              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................        7,766,104      7,711,509           54,595              --**
Real Estate Investment Trusts*................          558,586        558,586               --              --
Rights*.......................................              158             --              158              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     8,324,848  $   8,270,095  $        54,753  $           --**
                                                ===============  =============  ===============  ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


                        See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --**
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2017
   Common Stocks                                                --**
                                                        ----------
Total Level 3 holdings                                  $       --**
                                                        ==========
** Investment is valued at $0.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              20.7%
Consumer Discretionary                   20.4
Materials                                14.0
Real Estate                              12.8
Information Technology                   10.3
Consumer Staples                          7.3
Financials                                5.2
Energy                                    4.6
Health Care                               3.3
Utilities                                 1.1
Telecommunication Services                0.3
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                             34.6%
Euro                                     16.2
South Korean Won                         10.2
British Pound Sterling                    9.0
Canadian Dollar                           6.3
Australian Dollar                         5.3
Swedish Krona                             3.9
Israeli Shekel                            3.7
Hong Kong Dollar                          3.2
Norwegian Krone                           2.1
Swiss Franc                               1.7
New Zealand Dollar                        1.5
Singapore Dollar                          1.4
Danish Krone                              0.9
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 97.1%

             BERMUDA - 0.5%
  2,027,972  Sinopec Kantons Holdings Ltd. ......................  $  1,365,550
                                                                   ------------

             BRAZIL - 12.2%
     37,617  Arezzo Industria e Comercio S.A. ...................       593,862
    188,060  Banco ABC Brasil S.A. (Preference Shares) ..........     1,047,433
    385,578  Banco do Estado do Rio Grande do Sul S.A., Class B
                (Preference Shares) .............................     2,147,545
    159,797  Bradespar S.A. (Preference Shares) .................     1,215,954
     99,981  Cia de Gas de Sao Paulo - COMGAS (Preference
                Shares) .........................................     1,741,929
     79,140  Cia de Saneamento de Minas Gerais-Copasa ...........     1,069,476
    142,453  Cia Paranaense de Energia, Class B (Preference
                Shares) .........................................     1,269,737
     80,693  CVC Brasil Operadora e Agencia de Viagens S.A. .....     1,043,329
     83,585  EDP - Energias do Brasil S.A. ......................       399,563
    251,110  Eletropaulo Metropolitana Eletricidade de
                Sao Paulo S.A. (Preference Shares) ..............     1,004,551
     55,132  Fleury S.A. ........................................       512,997
    699,036  Gol Linhas Aereas Inteligentes S.A. (Preference
                Shares) (b)......................................     2,946,539
     51,434  Grendene S.A. ......................................       434,091
     69,947  Iochpe-Maxion S.A. .................................       474,610
    118,013  Light S.A. (b)......................................       731,445
    263,336  Magazine Luiza S.A. ................................     6,170,268
    471,107  Metalurgica Gerdau S.A. (Preference Shares) (b).....       786,877
  1,126,561  Oi S.A. (b).........................................     1,796,294
    758,367  QGEP Participacoes S.A. ............................     1,884,454
     57,179  Ser Educacional S.A. (c)............................       563,278
     55,173  Smiles S.A. ........................................     1,401,993
    224,876  Via Varejo S.A. (b).................................     1,640,871
                                                                   ------------
                                                                     30,877,096
                                                                   ------------

             CAYMAN ISLANDS - 12.5%
    783,482  CAR, Inc. (b) (d)...................................       716,122
    441,315  Casetek Holdings Ltd. ..............................     1,434,958
    157,166  Chailease Holding Co., Ltd. ........................       378,869
  4,377,471  China Harmony New Energy Auto Holding Ltd. (b)......     2,544,129
  1,737,748  China Lesso Group Holdings Ltd. ....................     1,185,698
  2,484,048  China Lumena New Materials Corp. (b) (e)............             0
     11,550  China Metal Recycling Holdings Ltd. (b) (e).........             0
  4,869,942  China SCE Property Holdings Ltd. ...................     2,375,247
    299,195  China Shanshui Cement Group Ltd. (b) (e)............        19,151
  1,916,370  Chinasoft International Ltd. .......................     1,062,251
  4,726,239  CIFI Holdings Group Co., Ltd. ......................     2,631,873
  1,823,202  Fufeng Group Ltd. ..................................     1,248,673
    229,757  General Interface Solution Holdings Ltd. ...........     2,284,387
  1,237,319  HC International, Inc. .............................       997,889
  2,585,987  KWG Property Holding Ltd. ..........................     2,764,221
  3,500,513  Logan Property Holdings Co., Ltd. (d)...............     3,611,825
  2,428,792  Lonking Holdings Ltd. ..............................     1,022,931
     19,898  Silergy Corp. ......................................       456,045
    808,744  Tianneng Power International Ltd. ..................       835,497


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    418,521  TPK Holding Co., Ltd. (b)...........................  $  1,349,801
  2,518,679  Xingda International Holdings Ltd. .................       944,714
  2,301,977  Xinyi Solar Holdings Ltd. ..........................       819,230
    941,098  Xtep International Holdings Ltd. ...................       324,076
  3,523,150  Yuzhou Properties Co., Ltd. ........................     1,903,284
    312,571  Zhen Ding Technology Holding Ltd. ..................       632,893
                                                                   ------------
                                                                     31,543,764
                                                                   ------------

             CHILE - 0.7%
    156,570  CAP S.A. ...........................................     1,636,518
                                                                   ------------

             CHINA - 2.3%
  1,174,767  China BlueChemical Ltd., Class H ...................       381,984
  6,560,333  Huadian Fuxin Energy Corp., Ltd., Class H ..........     1,511,675
  1,254,483  Shandong Chenming Paper Holdings Ltd., Class B .....     2,298,076
  1,392,389  Shanghai Jin Jiang International Hotels Group Co.,
                Ltd., Class H ...................................       520,480
  2,359,019  Sinotrans Ltd., Class H ............................     1,198,897
                                                                   ------------
                                                                      5,911,112
                                                                   ------------

             EGYPT - 2.1%
  1,648,137  Ezz Steel (b).......................................     1,714,436
  1,952,519  Global Telecom Holding SAE (b)......................       707,996
  1,152,186  Medinet Nasr Housing ...............................       647,574
  2,892,146  Telecom Egypt Co. ..................................     2,121,999
                                                                   ------------
                                                                      5,192,005
                                                                   ------------

             HONG KONG - 7.1%
  1,321,424  BYD Electronic International Co., Ltd. .............     3,907,637
  3,649,247  China Agri-Industries Holdings Ltd. ................     1,700,453
  3,950,273  China Power International Development Ltd. .........     1,299,632
  8,918,882  China South City Holdings Ltd. .....................     2,546,099
  4,837,678  CITIC Telecom International Holdings Ltd. ..........     1,393,412
  2,951,704  MMG Ltd. (b)........................................     1,314,958
  3,523,149  Poly Property Group Co., Ltd. (b)...................     1,808,570
  1,958,366  Sinotruk Hong Kong Ltd. ............................     2,712,571
  6,485,535  Yuexiu Property Co., Ltd. ..........................     1,320,088
                                                                   ------------
                                                                     18,003,420
                                                                   ------------

             HUNGARY - 0.8%
  1,104,564  Magyar Telekom Telecommunications PLC ..............     2,010,370
                                                                   ------------

             INDIA - 5.0%
    120,759  Arvind Ltd. ........................................       687,265
     22,644  Century Textiles & Industries ......................       424,627
    263,360  Delta Corp. Ltd. ...................................       784,193
    324,759  Dewan Housing Finance Corp. Ltd. ...................     2,758,115
     45,344  Jet Airways India Ltd. (b)..........................       334,006
    985,418  Jindal Steel & Power Ltd. (b).......................     2,038,874
    229,910  Reliance Capital Ltd. ..............................     2,066,093
  2,490,562  Reliance Communications Ltd. (b)....................       732,070
    167,745  Reliance Infrastructure Ltd. .......................     1,195,170


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDIA (CONTINUED)
    902,019  Sintex Industries Ltd. .............................  $    370,087
  3,745,623  Suzlon Energy Ltd. (b)..............................       897,413
    152,966  Union Bank of India (b).............................       297,174
                                                                   ------------
                                                                     12,585,087
                                                                   ------------

             INDONESIA - 1.7%
  6,496,473  Bank Tabungan Negara Persero Tbk PT ................     1,519,332
  47,057,781 Global Mediacom Tbk PT .............................     1,973,988
    490,014  Indo Tambangraya Megah Tbk PT ......................       736,713
                                                                   ------------
                                                                      4,230,033
                                                                   ------------

             LUXEMBOURG - 0.6%
    101,747  Kernel Holding S.A. ................................     1,551,440
                                                                   ------------

             MALAYSIA - 3.2%
  2,588,100  AirAsia Bhd ........................................     2,114,611
    777,800  Felda Global Ventures Holdings Bhd .................       311,304
  1,570,200  IOI Properties Group Bhd ...........................       751,167
    878,500  My EG Services Bhd .................................       426,507
  3,066,660  Press Metal Aluminium Holdings Bhd .................     2,738,024
    892,900  Sapura Energy Bhd ..................................       321,423
  1,552,800  Unisem M Bhd .......................................     1,386,396
                                                                   ------------
                                                                      8,049,432
                                                                   ------------

             MEXICO - 1.7%
  1,057,206  Controladora Vuela Cia de Aviacion SAB de
                C.V. (b).........................................     1,251,695
    249,389  Industrias CH SAB de C.V., Series B (b).............     1,073,701
    476,626  Megacable Holdings SAB de C.V. .....................     1,985,287
                                                                   ------------
                                                                      4,310,683
                                                                   ------------

             PHILIPPINES - 0.8%
  2,906,300  Alliance Global Group, Inc. (b).....................       917,667
 10,902,900  Megaworld Corp. ....................................     1,122,495
                                                                   ------------
                                                                      2,040,162
                                                                   ------------

             POLAND - 4.0%
     26,794  Asseco Poland S.A. .................................       339,900
     12,225  CCC S.A. ...........................................       924,664
     19,610  CD Projekt S.A. ....................................       624,736
     72,752  Ciech S.A. (b) .....................................     1,299,129
    257,295  Enea S.A. ..........................................     1,043,564
    410,634  Energa S.A. ........................................     1,507,946
    106,535  Grupa Lotos S.A. (d)................................     1,744,441
    554,289  Synthos S.A. .......................................       780,775
  1,716,830  Tauron Polska Energia S.A. (b)......................     1,764,350
                                                                   ------------
                                                                     10,029,505
                                                                   ------------

             SOUTH AFRICA - 4.3%
    125,541  Astral Foods Ltd. ..................................     1,595,649
    123,831  Barloworld Ltd. ....................................     1,138,820


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH AFRICA (CONTINUED)
    208,851  Exxaro Resources Ltd. ..............................  $  1,895,105
    315,862  Gold Fields Ltd. ...................................     1,376,017
    749,517  Harmony Gold Mining Co., Ltd. ......................     1,335,304
  1,157,301  Nampak Ltd. (b).....................................     1,504,459
    857,895  Sibanye - Stillwater ...............................       964,429
    262,526  Telkom S.A. SOC Ltd. ...............................     1,149,675
                                                                   ------------
                                                                     10,959,458
                                                                   ------------

             TAIWAN - 26.6%
    832,824  Accton Technology Corp. ............................     2,677,758
  2,521,079  AmTRAN Technology Co., Ltd. ........................     1,363,464
  1,466,209  Cheng Loong Corp. ..................................       863,073
    541,809  Chin-Poon Industrial Co., Ltd. .....................     1,039,879
  2,112,450  China Airlines Ltd. (b).............................       797,637
  1,202,501  China Motor Corp. ..................................     1,060,774
    960,620  China Petrochemical Development Corp. (b)...........       440,332
    397,274  China Synthetic Rubber Corp. .......................       588,234
    301,169  Chong Hong Construction Co., Ltd. ..................       693,233
  5,088,208  Chung Hung Steel Corp. (b)..........................     1,770,235
    562,788  Compal Electronics, Inc. ...........................       399,950
  1,522,986  Compeq Manufacturing Co., Ltd. .....................     1,654,874
    210,249  CTCI Corp. .........................................       337,657
     88,555  Elite Advanced Laser Corp. .........................       328,533
    283,300  Elite Material Co., Ltd. ...........................     1,345,311
  1,046,309  Epistar Corp. (b)...................................     1,331,867
  1,425,773  Eva Airways Corp. ..................................       695,866
    784,732  Evergreen Marine Corp. Taiwan Ltd. (b)..............       452,869
    687,852  Everlight Electronics Co., Ltd. ....................     1,086,536
    110,852  FLEXium Interconnect, Inc. .........................       424,048
    687,852  Formosa Taffeta Co., Ltd. ..........................       691,844
     36,296  Genius Electronic Optical Co., Ltd. (b).............       468,003
    766,731  Getac Technology Corp. .............................     1,061,954
    531,892  Gigabyte Technology Co., Ltd. ......................       670,916
  2,640,563  Grand Pacific Petrochemical ........................     1,981,032
    386,915  Great Wall Enterprise Co., Ltd. ....................       408,300
    627,194  Highwealth Construction Corp. ......................       832,494
    318,831  Huaku Development Co., Ltd. ........................       696,037
  1,591,884  King Yuan Electronics Co., Ltd. ....................     1,561,751
    940,351  Kinpo Electronics ..................................       319,404
    277,884  Kinsus Interconnect Technology Corp. ...............       653,381
    751,227  LCY Chemical Corp. .................................     1,000,843
  2,131,980  Long Chen Paper Co., Ltd. ..........................     3,149,740
  2,158,155  Macronix International (b)..........................     3,295,165
    341,816  Merry Electronics Co., Ltd. ........................     2,152,976
    373,930  Pan-International Industrial Corp. .................       301,497
    252,395  Powertech Technology, Inc. .........................       727,454
    223,984  Primax Electronics Ltd. ............................       553,977
  2,532,542  Qisda Corp. ........................................     1,787,244
    523,975  Radiant Opto-Electronics Corp. .....................     1,226,824


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN (CONTINUED)
  1,471,451  Ruentex Development Co., Ltd. (b)...................  $  1,348,976
    685,030  Ruentex Industries Ltd. ............................     1,014,307
  6,295,582  Shin Kong Financial Holding Co., Ltd. ..............     1,885,104
    189,510  Taiwan Hon Chuan Enterprise Co., Ltd. ..............       343,723
  3,428,670  Tatung Co., Ltd. (b)................................     1,402,042
    422,892  Tong Yang Industry Co., Ltd. .......................       863,244
    450,231  Topco Scientific Co., Ltd. .........................     1,098,704
    260,658  Tripod Technology Corp. ............................       902,555
  1,334,514  Unimicron Technology Corp. .........................       719,539
    834,069  United Integrated Services Co., Ltd. ...............     1,411,019
  1,737,148  UPC Technology Corp. ...............................       922,308
  3,206,668  Walsin Lihwa Corp. .................................     1,464,594
    936,180  Walsin Technology Corp. ............................     2,321,618
  2,621,922  Winbond Electronics Corp. ..........................     2,282,639
  1,238,109  Wistron Corp. ......................................       990,112
    251,254  WT Microelectronics Co., Ltd. ......................       397,297
    282,873  Yageo Corp. ........................................     1,968,283
  1,929,554  YFY Inc. (b)........................................       776,301
  3,399,069  Yieh Phui Enterprise Co., Ltd. .....................     1,261,032
  1,183,346  Yulon Motor Co., Ltd. ..............................     1,012,658
                                                                   ------------
                                                                     67,279,021
                                                                   ------------

             THAILAND - 6.3%
  2,835,700  Amata Corp. PCL ....................................     1,862,124
  5,258,000  AP Thailand PCL ....................................     1,237,640
  1,529,700  Bangchak Corp. PCL .................................     1,834,723
  4,589,000  Esso Thailand PCL (b)...............................     1,857,616
    268,400  Hana Microelectronics PCL ..........................       382,279
  4,900,900  IRPC PCL ...........................................       925,807
    181,500  Kiatnakin Bank PCL .................................       379,599
  3,128,900  LPN Development PCL ................................     1,163,369
    476,400  Mega Lifesciences PCL ..............................       539,253
  1,221,100  Muangthai Leasing PCL ..............................     1,290,668
    715,400  Pruksa Real Estate PCL (b)..........................       504,105
  4,816,700  Quality Houses PCL .................................       398,623
 12,372,100  Sansiri PCL ........................................       845,829
    592,400  SPCG PCL ...........................................       362,368
  1,997,000  Sri Trang Agro-Industry PCL ........................       760,477
    504,800  Supalai PCL ........................................       351,165
    376,600  Thai Vegetable Oil PCL .............................       324,655
  1,912,200  Thaicom PCL ........................................       951,800
                                                                   ------------
                                                                     15,972,100
                                                                   ------------

             TURKEY - 4.7%
    862,828  Aksa Enerji Uretim A.S. (b).........................       828,210
    726,837  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
                Sanayi ve Ticaret A.S. ..........................       877,194
  1,054,094  Soda Sanayii A.S. ..................................     1,505,870
    618,444  Tekfen Holding A.S. ................................     2,032,579


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
  2,571,181  Trakya Cam Sanayii A.S. ............................  $  2,619,567
    733,481  Turk Hava Yollari AO (b)............................     1,801,305
  2,269,156  Turkiye Sinai Kalkinma Bankasi A.S. ................       885,257
  1,056,012  Turkiye Sise ve Cam Fabrikalari A.S. ...............     1,215,187
                                                                   ------------
                                                                     11,765,169
                                                                   ------------
             TOTAL COMMON STOCKS ................................   245,311,925
             (Cost $204,364,332)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 2.5%

             MEXICO - 1.2%
  1,650,780  Macquarie Mexico Real Estate Management S.A. de
                C.V. ............................................     2,183,816
    430,819  Prologis Property Mexico S.A. de C.V. ..............       852,175
                                                                   ------------
                                                                      3,035,991
                                                                   ------------

             SOUTH AFRICA - 0.6%
  4,476,653  SA Corporate Real Estate Ltd. ......................     1,616,902
                                                                   ------------

             TURKEY - 0.7%
  2,305,833  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b)..     1,734,414
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     6,387,307
             (Cost $6,340,921)                                     ------------

RIGHTS (a) - 0.0%

             THAILAND - 0.0%
    386,280  Sri Trang Agro-industry, expiring 10/19/17 (b) (e)..        31,273
             (Cost $0)                                             ------------

WARRANTS (a) - 0.0%

             THAILAND - 0.0%
    123,625  Supalai PCL, expiring 10/19/18 (b) (e)..............        71,172
             (Cost $0)                                             ------------

MONEY MARKET FUNDS - 1.9%
  4,639,800  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.87% (f) (g).......     4,639,800
             (Cost $4,639,800)                                     ------------

             TOTAL INVESTMENTS - 101.5% .........................   256,441,477
             (Cost $215,345,053)  (h)

             NET OTHER ASSETS AND LIABILITIES - (1.5%) ..........    (3,882,272)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $252,559,205
                                                                   ============


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,782,876 and the total value of the collateral held by the Fund is $4,639,800.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $121,596 or 0.0% of net assets.

(f)   Rate shown reflects yield as of September 30, 2017.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $49,225,001 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,128,577. The net unrealized appreciation was $41,096,424.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Cayman Islands.............................  $    31,543,764  $  31,524,613  $            --  $       19,151
   Other Country Categories*..................      213,768,161    213,768,161               --              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................      245,311,925    245,292,774               --          19,151
Real Estate Investment Trusts*................        6,387,307      6,387,307               --              --
Rights*.......................................           31,273             --           31,273              --
Warrants*.....................................           71,172             --           71,172              --
Money Market Funds............................        4,639,800      4,639,800               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   256,441,477  $ 256,319,881  $       102,445  $       19,151
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

The following table provides information on the Level 3 equities held by the Fund that were valued at September 30, 2017, based on unobservable inputs.

                                                                        IMPACT TO
                                                                        VALUATION
                FAIR                                                     FROM AN
ASSET         VALUE AT     VALUATION      UNOBSERVABLE                 INCREASE IN
TYPE          9/30/17      TECHNIQUE         INPUTS         AMOUNT      INPUT (a)
-----------------------------------------------------------------------------------
Equities    $ 19,151        Expected     Recovery Rate    25% - 75%    Increase
                          Distribution

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $   19,292
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation            (141)
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2017
   Common Stocks                                            19,151
                                                        ----------
Total Level 3 holdings                                  $   19,151
                                                        ==========

There was a net change of $(141) in unrealized appreciation (depreciation) from Level 3 investments held as of September 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   19.4%
Materials                                14.5
Consumer Discretionary                   13.3
Real Estate                              13.0
Industrials                              11.7
Financials                                7.3
Utilities                                 6.6
Energy                                    5.0
Consumer Staples                          4.4
Telecommunication Services                4.3
Health Care                               0.5
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Taiwan New Dollar                        28.8%
Hong Kong Dollar                         19.6
Brazilian Real                           12.0
Thailand Baht                             6.3
Turkish Lira                              5.3
Indian Rupee                              4.9
South African Rand                        4.9
Polish Zloty                              4.5
Malaysian Ringgit                         3.1
Mexican Peso                              2.9
Egyptian Pound                            2.0
United States Dollar                      1.8
Indonesian Rupiah                         1.7
Philippines Peso                          0.8
Hungarian Forint                          0.8
Colombian Peso                            0.6
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 94.7%

             AUSTRIA - 5.3%
      1,097  Erste Group Bank AG ................................  $     47,382
      1,065  Lenzing AG .........................................       154,445
      2,716  OMV AG .............................................       158,223
      7,886  Raiffeisen Bank International AG (b)................       264,282
      8,388  Verbund AG .........................................       197,730
      3,617  voestalpine AG .....................................       184,442
                                                                   ------------
                                                                      1,006,504
                                                                   ------------

             BELGIUM - 2.8%
      1,352  Elia System Operator S.A./N.V. .....................        78,282
      1,646  Melexis N.V. .......................................       159,134
      3,403  Proximus S.A. ......................................       117,262
        875  Solvay S.A. ........................................       130,718
        601  Telenet Group Holding N.V. (b)......................        39,764
                                                                   ------------
                                                                        525,160
                                                                   ------------

             FINLAND - 3.8%
        721  Cargotec OYJ, Class B ..............................        45,292
      4,565  Neste OYJ ..........................................       199,359
     14,608  Outokumpu OYJ ......................................       151,761
      9,036  Stora Enso OYJ, Class R ............................       127,622
      7,578  UPM-Kymmene OYJ ....................................       205,371
                                                                   ------------
                                                                        729,405
                                                                   ------------

             FRANCE - 27.5%
      4,768  Alstom S.A. ........................................       202,505
      1,087  Arkema S.A. ........................................       133,290
      1,440  Atos SE ............................................       223,379
      1,379  AXA S.A. ...........................................        41,708
      1,266  BioMerieux .........................................       103,049
        534  BNP Paribas S.A. ...................................        43,075
      1,754  Bouygues S.A. ......................................        83,233
        385  Capgemini SE .......................................        45,121
      1,513  Carrefour S.A. .....................................        30,570
      1,389  Cie de Saint-Gobain ................................        82,772
      1,466  Cie Generale des Etablissements Michelin ...........       213,984
      2,933  Cie Plastic Omnium S.A. ............................       125,470
      6,996  CNP Assurances .....................................       163,966
        457  Eiffage S.A. .......................................        47,315
      5,039  Engie S.A. .........................................        85,582
      2,838  Eurazeo S.A. .......................................       253,681
      6,380  Eutelsat Communications S.A. .......................       188,965
      3,743  Faurecia ...........................................       259,813
        147  Hermes International ...............................        74,109
        840  Imerys S.A. ........................................        75,899
      1,781  Ipsen S.A. .........................................       236,703
        549  Kering .............................................       218,699
      1,213  Lagardere SCA ......................................        40,608
        647  LVMH Moet Hennessy Louis Vuitton SE ................       178,517


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
     23,113  Natixis S.A. .......................................  $    184,938
      2,296  Orange S.A. ........................................        37,611
      1,114  Orpea ..............................................       131,927
      8,840  Peugeot S.A. .......................................       210,527
        363  Remy Cointreau S.A. ................................        42,989
      2,050  Renault S.A. .......................................       201,367
      5,884  Rexel S.A. .........................................       101,811
      2,178  Rubis SCA ..........................................       138,825
      1,882  SCOR SE ............................................        78,908
      2,106  Societe Generale S.A. ..............................       123,297
      2,260  Suez ...............................................        41,255
      2,817  TOTAL S.A. .........................................       151,305
      3,332  Ubisoft Entertainment S.A. (b)......................       229,039
      2,672  Valeo S.A. .........................................       198,262
      3,810  Veolia Environnement S.A. ..........................        88,034
      1,001  Vicat S.A. .........................................        76,380
        280  Wendel S.A. ........................................        45,354
                                                                   ------------
                                                                      5,233,842
                                                                   ------------

             GERMANY - 24.7%
        937  adidas AG ..........................................       211,964
        575  Allianz SE .........................................       129,089
      1,935  Axel Springer SE ...................................       124,343
      1,952  Bayerische Motoren Werke AG ........................       198,016
      1,674  Carl Zeiss Meditec AG ..............................        87,380
      3,945  Commerzbank AG (b)..................................        53,666
        487  Continental AG .....................................       123,607
      1,927  Daimler AG .........................................       153,664
     10,980  Deutsche Lufthansa AG ..............................       305,095
      5,407  Deutsche Wohnen AG .................................       229,548
      1,096  Evonik Industries AG ...............................        39,146
      1,511  Fraport AG Frankfurt Airport Services Worldwide ....       143,475
      2,195  Freenet AG .........................................        73,392
      3,216  Hella KGaA Hueck & Co. .............................       189,574
        863  HOCHTIEF AG ........................................       145,602
        488  HUGO BOSS AG .......................................        43,021
      6,974  Infineon Technologies AG ...........................       175,319
        945  Innogy SE (c).......................................        42,057
      1,073  Jungheinrich AG (Preference Shares) ................        49,364
      3,070  K+S AG .............................................        83,635
        637  Krones AG ..........................................        88,500
      1,736  LEG Immobilien AG ..................................       175,612
      3,895  McKesson Europe AG .................................       119,967
        314  Merck KGaA .........................................        34,929
      1,369  MTU Aero Engines AG ................................       218,352
        569  OSRAM Licht AG .....................................        45,401
      2,611  Porsche Automobil Holding SE (Preference Shares) ...       166,949
      2,122  Rheinmetall AG .....................................       239,162
      4,295  RWE AG (b) .........................................        97,566


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
        812  Sartorius AG .......................................  $     77,621
      1,038  Siemens AG .........................................       146,236
      1,011  Talanx AG ..........................................        40,872
        975  Volkswagen AG (Preference Shares) ..................       159,025
      5,052  Vonovia SE .........................................       214,955
        693  Wacker Chemie AG ...................................        99,352
      1,927  Wirecard AG ........................................       176,303
                                                                   ------------
                                                                      4,701,759
                                                                   ------------

             GREECE - 0.5%
      7,585  Hellenic Telecommunications Organization S.A. ......        91,709
                                                                   ------------

             IRELAND - 2.3%
      4,745  Bank of Ireland Group PLC (b).......................        38,864
      4,465  Kingspan Group PLC .................................       189,873
      4,597  Ryanair Holdings PLC (b)............................        88,670
      4,042  Smurfit Kappa Group PLC ............................       126,597
                                                                   ------------
                                                                        444,004
                                                                   ------------

             ITALY - 7.9%
     12,026  Brembo S.p.A. ......................................       203,538
      2,789  Buzzi Unicem S.p.A .................................        75,288
     22,683  Enel S.p.A. ........................................       136,592
     38,392  Hera S.p.A. ........................................       120,699
      2,187  Industria Macchine Automatiche S.p.A. ..............       207,690
     24,348  Italgas S.p.A. .....................................       136,690
      5,022  Leonardo S.p.A. ....................................        94,078
      3,960  Mediobanca S.p.A. ..................................        42,497
     10,708  Poste Italiane S.p.A. (c)...........................        78,846
      1,053  Recordati S.p.A. ...................................        48,537
      1,190  Salvatore Ferragamo S.p.A ..........................        33,403
    197,957  Telecom Italia S.p.A. (b)...........................       185,418
     27,829  Unione di Banche Italiane S.p.A. ...................       144,260
                                                                   ------------
                                                                      1,507,536
                                                                   ------------

             LUXEMBOURG - 1.4%
      2,135  APERAM S.A. ........................................       111,860
      5,643  ArcelorMittal (b)...................................       145,561
                                                                   ------------
                                                                        257,421
                                                                   ------------

             NETHERLANDS - 8.7%
     20,988  Aegon N.V. .........................................       122,243
      1,872  Airbus SE ..........................................       177,908
      1,288  Akzo Nobel N.V. ....................................       118,921
      7,869  Altice N.V., Class A (b)............................       157,595
        637  ASM International N.V. .............................        40,271
        803  ASML Holding N.V. ..................................       136,713
      1,791  Heineken Holding N.V. ..............................       168,284
      1,055  Koninklijke DSM N.V. ...............................        86,361
      4,084  Koninklijke Vopak N.V. .............................       179,101


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS (CONTINUED)
      2,195  NN Group N.V. ......................................  $     91,863
      1,855  Randstad Holding N.V. ..............................       114,751
      7,390  Steinhoff International Holdings N.V. (b)...........        32,946
     11,654  STMicroelectronics N.V. ............................       225,203
                                                                   ------------
                                                                      1,652,160
                                                                   ------------

             PORTUGAL - 1.3%
     42,049  EDP - Energias de Portugal S.A. ....................       158,287
      3,989  Jeronimo Martins SGPS S.A. .........................        78,687
                                                                   ------------
                                                                        236,974
                                                                   ------------

             SPAIN - 8.5%
      1,776  Acciona S.A. .......................................       142,841
      9,205  Banco Bilbao Vizcaya Argentaria S.A. ...............        82,259
     19,476  Banco de Sabadell S.A. .............................        40,651
     17,427  Banco Santander S.A. ...............................       121,666
     24,851  CaixaBank S.A. .....................................       124,535
      2,747  Enagas S.A. ........................................        77,352
      3,036  Endesa S.A. ........................................        68,446
      4,877  Gas Natural SDG S.A. ...............................       107,962
      4,013  Grupo Catalana Occidente S.A. ......................       168,992
     14,933  Iberdrola S.A. .....................................       115,991
     51,905  Mapfre S.A. ........................................       168,948
      2,788  Mediaset Espana Comunicacion S.A. ..................        31,479
      1,857  Red Electrica Corp., S.A. ..........................        39,024
     11,529  Repsol S.A. ........................................       212,431
      3,016  Siemens Gamesa Renewable Energy S.A. ...............        39,371
      6,382  Telefonica S.A. ....................................        69,334
                                                                   ------------
                                                                      1,611,282
                                                                   ------------
             TOTAL COMMON STOCKS ................................    17,997,756
             (Cost $15,793,523)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 4.9%

             FRANCE - 3.8%
      3,661  Klepierre ..........................................       143,698
      1,313  Gecina S.A. ........................................       212,912
      1,703  Fonciere Des Regions ...............................       176,903
        763  Unibail-Rodamco SE .................................       185,543
                                                                   ------------
                                                                        719,056
                                                                   ------------

             SPAIN - 1.1%
     15,923  Merlin Properties Socimi S.A. ......................       220,563
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       939,619
             (Cost $891,859)                                       ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.6% ..........................  $ 18,937,375
             (Cost $16,685,382) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............        76,238
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 19,013,613
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,336,678 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $84,685. The net unrealized appreciation was $2,251,993.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    17,997,756  $  17,997,756  $            --  $           --
Real Estate Investment Trusts*................          939,619        939,619               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    18,937,375  $  18,937,375  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   20.0%
Industrials                              15.1
Financials                               14.2
Materials                                11.2
Utilities                                 9.5
Real Estate                               8.2
Information Technology                    7.5
Energy                                    5.2
Health Care                               4.4
Telecommunication Services                3.0
Consumer Staples                          1.7
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")
      First Trust Developed Markets ex-US AlphaDEX(R) Fund - (Nasdaq ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
         ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq ticker
         "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions, and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2017, only FEP, FCA, FDT, FEM, FGM, FCAN, FHK, and FEMS have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)


or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through September 30, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
             -----------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2017
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2017
      -----------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2017
      -----------------